UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2017

Date of reporting period: December 31, 2016

Item 1. Report to Stockholders

December 31, 2016

SEMI ANNUAL REPORT

TO SHAREHOLDERS

(Unaudited)

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. All of our single state municipal bond funds are 100% “no-load”. No-load means simply shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

TABLE OF CONTENTS (Unaudited)

Management’s Discussion of Fund Performance:	(Unaudited)

Six Months Ended December 31, 2016

The investment objective for our tax-exempt municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal securities without incurring undue risk to principal. Similarly, the investment objectives for our government bond fund and taxable municipal bond fund are to provide a high level of taxable income derived from securities of the U.S. Government and its agencies and taxable municipal bonds, respectively, without incurring undue risk to principal. As a general rule, we do not try to anticipate market direction; instead, we attempt to buy high quality investment grade bonds at the best possible prices and yields and hold them in down markets as well as up markets.

Factors which may influence the performance of a state-specific tax-exempt municipal bond fund or a taxable municipal bond fund include, but are not limited to, movements in interest rates, a downgrade or upgrade of credit ratings assigned to bonds issued by state or local governments, changes in the credit ratings assigned to bond insurers, downturns or upturns in the specific economies of a given state, the rate at which bonds are called, and the rate at which revenues are received by state and local governments which are used to pay debt service on issued bonds. Similarly, many factors may influence the performance of a government bond fund including, but not limited to, movements in interest rates, prevailing conditions in the U.S. Government securities markets, changes in an issuer’s financial strength, changes in the credit rating assigned to an obligation, and the rate at which bonds are called.

During the six month period ended December 31, 2016 (the “reporting period”), economic activity expanded at a moderate pace. Real gross domestic product (GDP) increased at an annual rate of 3.5 percent in the third quarter. Economic growth in the fourth quarter slowed significantly with real GDP increasing at only a 1.9 percent (advance estimate) annual rate. Economic growth has continued to fall below the trend rate of growth (real GDP rose just 1.6 percent for 2016 as a whole), which is partially the result of lingering headwinds from the financial crisis.

Conditions in the labor market continued to improve during the reporting period. The seasonally adjusted national unemployment rate was 4.7 percent in December. For all of 2016, job gains averaged about 180,000 per month. The unemployment rate is now close to estimates of its longer-run normal level. Both the labor force participation rate and the employment-to-population ratio are still much lower than historical averages. However, this appears to mostly reflect the aging of the population and other secular trends. Average hourly earnings increased at a 2.9 percent annual rate in December which is the highest level since 2009.

Key measures of inflation continued to move higher during the second half of the year and are now at levels closer to the Federal Open Market Committee’s 2 percent objective. The rise in inflation was largely anticipated and mainly reflected increases in energy prices and prices of non-energy imports. The Consumer Price Index (CPI) increased at a 2.1 percent annual rate in December. The core CPI, which excludes food and energy prices, increased at a 2.2 percent annual rate in December. The Fed’s preferred inflation gauge, the core Personal Consumption Expenditures Index (“PCE”), increased by 1.7 percent on a year-over-year basis in December. Longer run inflation expectations have remained relatively stable.

In response to a firmer labor market and a pickup in the rate of inflation, the Federal Reserve Board (“Fed”) increased the federal funds target rate range by 25 basis points in December to 0.50 to 0.75 percent. The statement issued by the Fed in December reiterated that “it expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate.” The Fed also maintained its existing policy of reinvesting principal payments from its holdings of agency debt and agency mortgage-backed securities and rolling over maturing Treasury securities at auction.

Treasury and tax-exempt bond yields moved higher during the reporting period. Yields spiked higher after the Presidential election on November 8. The sudden jump in yields was precipitated by market concerns that a new Trump administration would add a significant fiscal boost to the economy which, in turn, would lead to higher growth rates, higher inflation, and larger budget deficits. Tax-exempt yields on benchmark 10-year and 30-year AAA rated municipal securities increased by 102 and 96 basis points, respectively, during the reporting period. As bond yields increased, the prices of bonds decreased. Credit conditions in the municipal bond market remained stable during the reporting period and default rates of investment grade municipal bonds remained at historically low levels.

There is evidence that many states are seeing softening state tax collections. According to data compiled by the Rockefeller Institute of Government, state and local government revenue from major taxes declined by 0.5 percent in the second quarter of 2016 compared to a year earlier, a substantial deterioration from the 5.0 percent average growth for the four previous quarters. The recent state tax revenue weakness has been driven by a number of factors. Personal income tax collections were negatively impacted by weakness in the stock market and corporate income tax collections experienced outright declines. Sales tax growth was also weak due to slower growth in consumption of taxable goods and services.

i

Most states expect that weak revenue conditions will carry into fiscal 2017, which ends in summer 2017 for most states. A number of states are already seeing general fund revenues coming in below original budget projections for fiscal 2017, and some states may have to resort to mid-year spending reductions to address these shortfalls. State budgets will also likely be impacted in fiscal 2017 by federal tax reform that is currently being considered by Congress. Unfunded pension and healthcare obligations still present challenges for a number of states, with the Commonwealth of Kentucky being a notable example of a state that is faced with large unfunded pension obligations.

A discussion of the performance of each of our funds for the six month period ended December 31, 2015 follows:

During the reporting period, bonds experienced negative total returns as price declines exceeded income earned from coupon payments. Shorter-dated bonds generally outperformed longer-dated bonds during the reporting period. This resulted in all of our Tax-Free Short-to-Medium Series having total returns that were slightly better than those generated by our Tax-Free Income Series. Due to their shorter duration, all eight of our single-state municipal bond funds performed either in line with or better than the Barclays Capital Municipal Bond Index (“BCMBI”) during the reporting period.

The Kentucky Tax-Free Income Series achieved a total return of -3.21 percent during the reporting period compared to a total return of -3.91 percent for the BCMBI. The Kentucky Tax-Free Short-to-Medium Series achieved a total return of -2.99 percent during the reporting period compared to a total return of -3.91 percent for the BCMBI.

The Tennessee Tax-Free Income Series achieved a total return of -3.27 percent during the reporting period compared to a total return of -3.91 percent for the BCMBI. The Tennessee Tax-Free Short-to-Medium Series achieved a total return of -2.17 percent during the reporting period compared to -3.91 percent for the BCMBI.

The North Carolina Tax-Free Income Series achieved a total return of -3.95 percent during the reporting period compared to -3.91 percent for the BCMBI. The North Carolina Tax-Free Short-to-Medium Series achieved a total return of -2.55 percent during the reporting period compared to -3.91 percent for the BCMBI.

The Alabama Tax-Free Income Series achieved a total a total return of -3.09 percent during the reporting period compared to -3.91 percent for the BCMBI.

The Mississippi Tax-Free Income Series achieved a total return of -3.15 percent during the reporting period compared to -3.91 percent for the BCMBI.

The Intermediate Government Bond Series achieved a total return of -3.21 percent during the reporting period compared to -2.42 percent for the Barclays Capital U.S. Government Intermediate Bond Index. The longer duration of the fund compared with the index (5.38 v. 3.90 years) caused it to underperform the index.

The Taxable Municipal Bond Series achieved a total return of -1.92 percent during the reporting period compared to -4.68 percent for the Barclays Capital Taxable Municipal Bond Index. The shorter duration of the fund compared with the index (7.45 v. 9.31 years) caused it to outperform the index.

It should be noted that the Barclays Capital indices do not take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

We appreciate the confidence you have placed in us. Thank you for investing with Dupree Mutual Funds.

Total returns include changes in share price, reinvestment of dividends, and reinvestment of capital gains, if any. Performance data quoted represents past performance which is not a guarantee of future results. The opinions expressed herein are those of the funds’ portfolio management and are current as of December 31, 2016. Management’s opinions are not guarantees of performance or investment results and should not be taken as investment advice. You may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and	Unaudited

summarize key information about each Fund’s investments.

Kentucky Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	1.31%
Aa/AA	85.17%
A	8.76%
B	0.32%
Not Rated	4.44%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	23.98%
Miscellaneous Public Improvement	17.96%
Refunded	9.05%
Turnpikes and Toll Roads Revenue	8.84%
Municipal Utility Revenue	8.77%
University Consolidated Education and Building Revenue	8.77%
School Improvements	8.38%
Hospital and Healthcare Revenue	6.52%
Public Facilities Revenue	3.36%
Airport Revenue	1.09%
State and Local Mortgage Revenue	0.91%
Miscellaneous Revenue	0.23%
Other Assets Less Liabilities	2.14%

100.00%

Alabama Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	1.55%
Aa/AA	90.50%
A	5.88%
Not Rated	2.07%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	23.43%
School Improvement Revenue	21.29%
Municipal Utility Revenue	18.82%
Public Facilities Revenue	12.04%
Miscellaneous Public Improvement	6.79%
University Consolidated Education and Building Revenue	6.40%
Refunded	5.85%
Hospital and Healthcare Revenue	3.35%
State and Local Mortgage Revenue	0.38%
Industrial Revenue	0.05%
Other Assets Less Liabilities	1.60%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	0.26%
Aa/AA	92.75%
A	6.99%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	21.89%
School Improvements	18.73%
University Consolidated Education and Building Revenue	12.34%
Public Facilities Revenue	12.15%
Turnpikes and Toll Roads Revenue	10.31%
Refunding	9.04%
Municipal Utility Revenue	5.75%
Hospital and Healthcare Revenue	5.19%
Prerefunded	2.19%
Other Assets Less Liabilities	2.41%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	0.22%
Aa/AA	83.93%
A	15.76%
Not Rated	0.09%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	27.79%
University Consolidated Education and Building Revenue	26.26%
Public Facilities Revenue	14.84%
Municipal Utility Revenue	11.60%
Turnpikes and Toll Roads Revenue	5.51%
School Improvement Revenue	4.49%
Hospital and Healthcare Revenue	3.16%
Refunded	1.72%
Miscellaneous Public Improvement	1.26%
State and Local Mortgage Revenue	0.21%
Other Assets Less Liabilities	3.16%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.

Tennessee Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	2.11%
Aa/AA	84.43%
A	10.48%
Not Rated	2.98%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	38.69%
Prerefunded	19.94%
Public Facilities Revenue	10.32%
University Consolidated Education and Building Revenue	8.13%
Refunded	6.58%
Hospital and Healthcare Revenue	6.03%
Miscellaneous Public Improvement	2.11%
State and Local Mortgage Revenue	2.07%
Airport Revenue	1.83%
School Improvement Revenue	1.45%
Industrial Revenue	0.88%
Escrowed to Maturity	0.05%
Other Assets Less Liabilities	1.92%

100.00%

North Carolina Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	5.58%
Aa/AA	78.25%
A	15.36%
Not Rated	0.81%

100.00%

COMPOSITION
% of Net Assets
Prefunded	19.00%
University Consolidated Education and Building Revenue	17.28%
Municipal Utility Revenue	13.50%
Hospital and Healthcare	12.46%
Refunded	9.63%
School Improvement Revenue	8.52%
Public Facilities Revenue	5.59%
Miscellaneous Public Improvement	5.06%
Airport Revenue	3.12%
Turnpikes and Toll Roads Revenue	1.58%
Escrowed to Maturity	1.45%
Lease Revenue	1.16%
Miscellaneous Revenue	0.38%
Other Assets Less Liabilities	1.27%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	77.64%
A	18.84%
Not Rated	3.52%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	24.77%
Public Facilities Revenue	17.30%
Municipal Utility Revenue	15.77%
Refunded	12.40%
School Improvement Revenue	9.88%
University Consolidated Education and Building Revenue	5.89%
Miscellaneous Public Improvement	4.62%
State and Local Mortgage Revenue	2.78%
Hospital and Healthcare Revenue	2.52%
Airport Revenue	0.99%
Escrowed to Maturity	0.23%
Other Assets Less Liabilities	2.85%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	5.83%
Aa/AA	81.87%
A	12.08%
Not Rated	0.22%

100.00%

COMPOSITION
% of Net Assets
Refunded	23.77%
Prerefunded	21.30%
Municipal Utility Revenue	11.47%
School Improvement Revenue	10.91%
Public Facilities Revenue	6.82%
Hospiptal and Healthcare Revenue	5.37%
Miscellaneous Public Improvement	5.10%
Escrowed to Maturity	3.95%
University Consolidated Education and Building Revenue	3.62%
Turnpikes and Toll Roads Revenue	1.57%
Ad Valorem Property	1.39%
Lease Revenue	1.26%
Airport Revenue	0.51%
Other Assets Less Liabilities	2.96%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.

Intermediate Government Bond Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Farm Credit	62.11%
Federal Home Loan Bank	31.47%
Federal National Mortgage Association	5.48%
Other Assets Less Liabilities	0.94%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	88.52%
A	11.48%

100.00%

COMPOSITION
% of Net Assets
Public Facilities Revenue	30.38%
Municipal Utility Revenue	27.38%
School Improvement Revenue	14.62%
Miscellaneous Public Improvement	11.81%
Hospital and Healthcare Revenue	4.53%
Turnpikes and Toll Roads Revenue	3.77%
Marina and Port Authority Revenue	2.47%
Sales Tax Revenue	2.24%
University Consolidated Education and Building Revenue	1.13%
Other Assets Less Liabilities	1.67%

100.00%

*	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. See Schedule of Portfolio Investments for individual bond ratings.

v

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
23.43% of Net Assets
AL State Public School & College Authority Capital Improvement	5.000%	12/01/2024	Aa1	$100,000	$103,647
AL State Public School & College Authority Capital Improvement	5.000	12/01/2025	Aa1	640,000	663,366
AL State Public School & College Authority Refinancing	5.000	05/01/2024	Aa1	125,000	135,034
Albertville AL Warrants	5.000	02/01/2035	AA*	110,000	118,207
Auburn University AL General Fee Revenue	5.000	06/01/2033	Aa2	420,000	427,081
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2	50,000	52,637
Auburn University AL General Fee Revenue	5.000	06/01/2036	Aa2	150,000	170,234
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2	215,000	239,390
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	51,133
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	107,928
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1	130,000	131,323
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1	65,000	65,662
Jacksonville AL State University	5.125	12/01/2033	AA*	235,000	251,984
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3	100,000	106,075
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3	285,000	303,018
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa3	505,000	537,133
Mobile AL Public Education Building Authority	5.000	03/01/2033	A3	200,000	208,940
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	NR	330,000	357,746
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	AA-*	100,000	108,428
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA*	375,000	399,743
Phenix City AL Water & Sewer	5.000	08/15/2034	A3	75,000	81,670
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	65,000	72,324
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	195,000	220,742
Tuscaloosa AL Public Education Building Authority Student Housing	6.375	07/01/2028	AA*	250,000	268,898
Tuscaloosa AL Public Education Building Authority Student Housing	6.750	07/01/2033	AA*	495,000	535,174
University of South AL University Revenues Facilities	5.000	08/01/2029	Aa1	550,000	582,016
University of South AL University Revenues Facilities	4.750	08/01/2033	Aa1	100,000	105,430

					6,404,963
SCHOOL IMPROVEMENT BONDS
21.29% of Net Assets
Alabaster AL Board of Education Special Tax Warrants	5.000	09/01/2039	A1	600,000	664,302
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa3	225,000	248,581
Etowah County AL Board of Education Capital Outlay Tax	5.000	09/01/2037	A+*	200,000	220,484
Jasper AL Warrants	5.000	03/01/2032	A2	450,000	503,037
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	283,246
Madison AL School Warrants	4.000	02/01/2034	Aa2	350,000	363,234
Madison County AL Board of Education Capital Outlay	5.000	09/01/2031	Aa3	660,000	750,361
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A2	250,000	258,533
Montgomery AL Warrants	5.000	03/01/2028	Aa1	35,000	35,228
Montgomery County AL Board of Education Capital Outlay School Warrants	5.000	09/01/2039	AA*	150,000	165,551
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	1,050,000	1,170,960
Opelika AL Warrants	5.000	11/01/2031	Aa2	150,000	168,651
Phenix City AL School Warrants	5.000	08/01/2024	AA-*	80,000	80,248
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2	615,000	673,856
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3	5,000	5,008
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	NR	100,000	101,536
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	NR	95,000	96,382
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	30,000	33,050

					5,822,248
MUNICIPAL UTILITY REVENUE BONDS
18.82% of Net Assets
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	Aa2	250,000	281,201
Bessemer AL Governmental Utility Services Water Supply	4.750	06/01/2033	A2	100,000	101,213
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2026	Aa2	80,000	88,894
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2038	Aa2	550,000	607,789

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Birmingham AL Waterworks Board Water Revenue	5.000%	01/01/2040	Aa2	$150,000	$167,360
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	110,000	113,388
Birmingham AL Waterworks Board	4.000	01/01/2038	Aa2	205,000	210,968
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3	150,000	162,408
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	A1	400,000	419,028
Huntsville AL Water Systems Revenue Bonds	5.000	11/01/2033	Aa1	300,000	313,179
Jasper AL Waterworks and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	497,206
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	A*	250,000	283,870
Limestone County AL Water & Sewer Authority	5.000	12/01/2033	A*	300,000	330,390
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	430,584
Limestone County AL Water & Sewer Authority	4.750	12/01/2034	AA*	375,000	420,401
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3	250,000	268,655
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3	70,000	76,366
Phenix City AL Water & Sewer	5.000	08/15/2034	A3	15,000	16,045
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	10,000	10,822
West Morgan East Lawrence AL Water & Sewer	4.750	08/15/2030	AA*	75,000	79,766
West Morgan East Lawrence AL Water & Sewer	4.850	08/15/2035	AA*	250,000	265,148

					5,144,681
PUBLIC FACILITIES REVENUE BONDS
12.04% of Net Assets
Montgomery AL Warrants	5.000	02/01/2030	A1	300,000	326,048
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	54,946
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	221,180
Anniston AL Public Building Authority	5.000	03/01/2032	A2	400,000	435,376
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	250,000	270,575
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1	245,000	247,217
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1	110,000	110,970
Lowndes County AL Warrants	5.250	02/01/2037	A2	250,000	268,188
Trussville AL Warrants	5.000	10/01/2039	Aa2	1,220,000	1,358,629

					3,293,129
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.79% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	A+*	125,000	134,935
Jasper AL Warrants	5.000	03/01/2031	A2	250,000	280,488
Madison AL Warrants	5.000	04/01/2035	Aa2	350,000	392,931
Mobile AL Refunding Warrants	5.000	02/15/2027	Aa2	335,000	357,971
Tuscaloosa AL Warrants	5.000	10/15/2034	Aa1	175,000	187,724
Tuscaloosa AL Warrants	5.125	01/01/2039	Aa1	150,000	161,244
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	341,772

					1,857,065
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.40% of Net Assets
AL State Private Colleges & Universities Tuskegee University	4.750	09/01/2026	AA*	460,000	460,867
Auburn University AL General Fee Revenue	4.000	06/01/2041	Aa2	250,000	256,113
Jacksonville AL State University	5.125	12/01/2033	AA*	215,000	231,048
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	285,833
University of Alabama General Revenue	5.000	07/01/2034	Aa2	250,000	262,458
University of AL Birmingham	5.000	10/01/2037	Aa2	225,000	252,898

					1,749,217
REFUNDING BONDS
5.85% of Net Assets
Enterprise AL Warrants	4.500	11/01/2032	Aa3	115,000	123,276
Northport AL Warrants	5.000	08/01/2040	AA-*	735,000	819,797
Shelby County Alabama	4.000	08/15/2038	AA+*	250,000	259,453
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1	350,000	397,467

					1,599,993

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE BONDS
3.35% of Net Assets
Chilton County AL Health Care Authority Limited Obligation	5.000%	11/01/2032	AA-@	$300,000	$324,684
Chilton County AL Health Care Authority Chilton County Hospital	5.000	11/01/2035	AA-@	550,000	590,997

					915,681
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.38% of Net Assets
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	100,000	102,981

INDUSTRIAL REVENUE/POLLUTION CONTROL BONDS
.05% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	A*	15,000	15,000

Total Investments 98.40% of Net Assets (cost $26,251,846) (See (a) below for further explanation)					$26,904,958

Other assets in excess of liabilities 1.60%					437,213

Net Assets 100%					$27,342,171

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $26,251,677 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$935,209
Unrealized depreciation	(281,928)

Net unrealized appreciation	$653,281

Other Information

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	26,904,958
Level 3	Significant Unobservable Inputs	—

$26,904,958

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $ 26,251,846)		$26,904,958
Cash		223,414
Interest receivable		364,139

Total assets		27,492,511
LIABILITIES:
Payable for:
Distributions to shareholders	113,261
Fund shares redeemed	10,570
Investment advisory fee	9,860
Transfer agent fee	3,908
Trustee fees	1,434
Accrued expenses	11,307

Total liabilities		150,340

NET ASSETS:
Capital		26,718,622
Accumulated net investment income		169
Accumulated net realized loss on investment transactions		(29,732)
Net unrealized appreciation in value of investments		653,112

Net assets at value		$27,342,171

NET ASSET VALUE, offering price and redemption price per share (2,243,198 shares outstanding; unlimited number of shares authorized no par value)		$12.19

STATEMENT OF OPERATIONS

For the six months ended December 31, 2016

Net investment income:
Interest income	$538,324

Expenses:
Investment advisory fee	73,234
Transfer agent fee	20,584
Custodian expense	4,820
Professional fees	6,321
Trustees fees	1,434
Other expenses	6,760

Total expenses	113,153
Fees waived by Adviser	(10,152)
Custodian expense reduction	(37)

Net expenses	102,964

Net investment income	435,360

Realized and unrealized gain/(loss) on investments:
Net realized gain	6,585
Net change in unrealized appreciation/depreciation	(1,376,236)

Net realized and unrealized loss on investments	(1,369,651)

Net decrease in net assets resulting from operations	$(934,291)

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2016 and the year ended June 30, 2016	UNAUDITED

	Six Months Ended 12/31/2016	Year Ended 06/30/2016
Operations:
Net investment income	$435,360	$839,374
Net realized gain on investments	6,585	7,105
Net change in unrealized appreciation/depreciation	(1,376,236)	879,042

Net increase/(decrease) in net assets resulting from operations	(934,291)	1,725,521
Distributions from net investment income	(435,347)	(839,350)
Net fund share transactions (Note 4)	(666,669)	2,981,730

Total increase/(decrease)	(2,036,307)	3,867,901
Net assets:
Beginning of year	29,378,478	25,510,577

End of period	$27,342,171	$29,378,478

Accumulated Net Investment Income	$169	$156

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2016		For the years ended June 30,
			2016	2015	2014	2013	2012
Net asset value, beginning of year	$12.77		$12.36	$12.32	$12.10	$12.41	$11.72

Income from investment operations:
Net investment income	0.19		0.39	0.41	0.42	0.43	0.44
Net gains/(losses) on securities	(0.58)		0.41	0.04	0.23	(0.30)	0.70

Total from investment operations	(0.39)		0.80	0.45	0.65	0.13	1.14
Less distributions:
Distributions from net investment income	(0.19)		(0.39)	(0.41)	(0.42)	(0.43)	(0.44)
Distributions from capital gains	0.00		0.00	0.00	(0.01)	(0.01)	(0.01)

Total distributions	(0.19)		(0.39)	(0.41)	(0.43)	(0.44)	(0.45)

Net asset value, end of period	$12.19		$12.77	$12.36	$12.32	$12.10	$12.41

Total return	(3.09)%	(b)	6.61%	3.64%	5.56%	0.94%	9.81%
Net assets, end of period (in thousands)	$27,342		$29,378	$25,511	$23,358	$24,300	$22,911
Ratio of net expenses to average net assets (a)	0.71%	(c)	0.71%	0.71%	0.72%	0.70%	0.68%
Ratio of gross expenses to average net assets	0.78%	(c)	0.78%	0.79%	0.81%	0.78%	0.78%
Ratio of net investment income to average net assets	3.00%	(c)	3.14%	3.26%	3.48%	3.40%	3.59%
Portfolio turnover	4.55%	(b)	5.37%	9.65%	10.48%	6.46%	7.80%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
23.98% of Net Assets
Jefferson County KY School District Finance Corporation	4.750%	06/01/2027	Aa3	$3,000,000	$3,045,780
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2025	Aa3	2,395,000	2,450,828
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa3	4,175,000	4,272,314
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa3	4,385,000	4,487,214
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2037	Aa3	11,220,000	11,481,538
Franklin County KY School Building Revenue	4.750	05/01/2027	Aa3	3,570,000	3,613,768
Hardin County KY School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,269,938
Kenton County KY School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,513,975
KY Asset Liability Commission University of KY Project	5.000	10/01/2024	Aa2	5,445,000	5,610,365
KY Asset Liability Commission University of KY Project	5.000	10/01/2026	Aa2	6,090,000	6,274,953
KY Development Finance Authority — St. Elizabeth	5.125	05/01/2029	AA*	2,750,000	2,979,928
KY Development Finance Authority — St. Elizabeth	5.375	05/01/2034	AA*	2,560,000	2,788,685
KY Development Finance Authority — St. Elizabeth	5.500	05/01/2039	AA*	1,000,000	1,092,190
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa	2,500,000	2,750,950
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa	2,000,000	2,200,760
KY State Property & Building #88	5.000	11/01/2024	Aa3	1,355,000	1,399,078
KY State Property & Building #88	4.750	11/01/2027	Aa3	5,800,000	5,976,146
KY State Property & Building #89	5.000	11/01/2025	Aa3	5,000,000	5,340,150
KY State Property & Building #89	5.000	11/01/2026	Aa3	13,390,000	14,300,922
KY State Property & Building #89	5.000	11/01/2027	Aa3	4,900,000	5,233,347
KY State Property & Building #91	5.750	04/01/2029	A1	210,000	221,922
KY State Property & Building #87	5.000	03/01/2019	Aa3	2,965,000	2,984,510
KY State Property & Building #87	5.000	03/01/2022	Aa3	1,635,000	1,645,758
KY State Property & Building #87	5.000	03/01/2023	Aa3	5,080,000	5,113,426
KY State Property & Building #87	5.000	03/01/2026	AA-*	3,060,000	3,080,135
KY State Property & Building #87	5.000	03/01/2027	AA-*	125,000	125,823
KY State Property & Building #90	5.375	11/01/2023	NR	1,060,000	1,137,094
KY State Property & Building #90	5.500	11/01/2028	NR	21,955,000	23,630,606
KY State Property & Building #93	5.250	02/01/2025	AA*	6,425,000	6,930,326
KY State Property & Building #93	4.875	02/01/2028	AA*	440,000	471,227
KY State Property & Building #93	5.250	02/01/2028	AA*	9,305,000	10,036,838
KY State Property & Building #93	5.000	02/01/2029	AA*	445,000	477,721
KY State Property & Building #93	5.250	02/01/2029	AA*	20,060,000	21,637,719
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2	3,225,000	3,403,988
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2	9,530,000	10,058,915
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2	2,460,000	2,596,530
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2	4,440,000	4,814,603
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2	3,080,000	3,343,833
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	10,035,000	10,894,598
Laurel County School District Finance Corporation	4.750	06/01/2026	Aa3	1,000,000	1,015,090
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	NR	1,690,000	1,853,305
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	NR	1,480,000	1,623,012
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3	5,185,000	5,449,176
Louisville & Jefferson County Metropolitan Health — St. Marys	6.125	02/01/2037	AAA	1,300,000	1,370,317
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2035	NR	11,290,000	13,033,741
Louisville & Jefferson County Metropolitan Parking	5.000	12/01/2022	Aa3	625,000	686,119
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa3	2,750,000	3,077,553
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,084,932
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,074,190
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,715,002
Owensboro KY Water Revenue	5.000	09/15/2025	A1	175,000	185,994
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	536,765

					235,393,597
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
17.96% of Net Assets
KY Association of Counties	5.000	02/01/2030	AA-*	625,000	681,181

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Association of Counties	5.000%	02/01/2032	AA-*	$1,000,000	$1,085,940
KY Association of Counties	5.000	02/01/2035	AA-*	995,000	1,070,926
KY Association of Counties Finance Program	4.000	02/01/2033	AA-*	420,000	444,339
KY Association of Counties Finance Corporation	4.000	02/01/2034	AA-*	435,000	457,646
KY Association of Counties Finance Corporation	4.000	02/01/2035	AA-*	460,000	481,638
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,257,553
KY State Property & Building #96	5.000	11/01/2029	Aa3	5,000,000	5,385,600
KY State Property & Building #98	5.000	08/01/2021	Aa3	2,505,000	2,760,109
KY State Property & Building #100	5.000	08/01/2026	Aa3	2,000,000	2,230,960
KY State Property & Building #100	5.000	08/01/2027	Aa3	1,710,000	1,901,161
KY State Property & Building #100	5.000	08/01/2028	Aa3	4,000,000	4,447,160
KY State Property & Building #100	5.000	08/01/2029	Aa3	2,500,000	2,771,450
KY State Property & Building #100	5.000	08/01/2030	Aa3	9,980,000	11,045,365
KY State Property & Building #100	5.000	08/01/2031	Aa3	5,100,000	5,639,784
KY State Property & Building #76	5.500	08/01/2021	Aa3	1,400,000	1,593,900
KY State Property & Building #83	5.000	10/01/2017	Aa3	5,000,000	5,146,450
KY State Property & Building #105	4.750	04/01/2031	A1	2,110,000	2,298,908
KY State Property & Building #105	4.750	04/01/2032	A1	2,205,000	2,394,586
KY State Property & Building #105	4.750	04/01/2033	A1	2,310,000	2,504,525
KY State Property & Building #106	5.000	10/01/2029	Aa3	4,130,000	4,671,773
KY State Property & Building #106	5.000	10/01/2030	Aa3	7,165,000	8,100,176
KY State Property & Building #106	5.000	10/01/2031	Aa3	4,910,000	5,537,989
KY State Property & Building #106	5.000	10/01/2032	Aa3	6,275,000	7,069,415
KY State Property & Building #106	5.000	10/01/2033	Aa3	4,870,000	5,470,666
KY State Property & Building #108	5.000	08/01/2026	Aa3	955,000	1,102,519
KY State Property & Building #108	5.000	08/01/2028	Aa3	2,670,000	3,049,781
KY State Property & Building #108	5.000	08/01/2031	Aa3	8,290,000	9,362,477
KY State Property & Building #108	5.000	08/01/2032	Aa3	8,820,000	9,918,884
KY State Property & Building #108	5.000	08/01/2033	Aa3	5,270,000	5,880,688
KY State Property & Building #108	5.000	08/01/2034	Aa3	4,900,000	5,456,248
KY State Property & Building #108	5.000	08/01/2030	Aa3	5,000,000	5,674,900
KY State Property & Building #87	5.000	03/01/2019	Aa3	35,000	35,203
KY State Property & Building #87	5.000	03/01/2022	Aa3	30,000	30,192
KY State Property & Building #87	5.000	03/01/2023	Aa3	95,000	95,580
KY State Property & Building #87	5.000	03/01/2025	Aa3	270,000	271,706
KY State Property & Building #87	5.000	03/01/2026	Aa3	170,000	171,073
KY State Property & Building #87	5.000	03/01/2027	Aa3	165,000	166,038
KY State Property & Building #110	5.000	08/01/2029	Aa3	4,200,000	4,787,244
KY State Property & Building #110	5.000	08/01/2032	Aa3	1,515,000	1,703,754
KY State Property & Building #110	5.000	08/01/2033	Aa3	1,000,000	1,115,880
KY State Property & Building #110	5.000	08/01/2034	Aa3	1,900,000	2,115,688
KY State Property & Building #110	5.000	08/01/2035	Aa3	3,030,000	3,362,088
KY State Property & Building #112	5.000	02/01/2035	Aa3	8,325,000	9,255,236
KT State Property & Building #112	5.000	02/01/2036	Aa3	7,920,000	8,785,498
KY State Property & Building #112	5.000	11/01/2028	Aa3	2,500,000	2,886,200
KY State Property & Building #90	5.375	11/01/2023	Aa3	140,000	150,077
KY State Property & Building #90	5.500	11/01/2028	Aa3	2,850,000	3,056,169
KY State Property & Building #93	5.250	02/01/2025	AA*	825,000	886,001
KY State Property & Building #93	4.875	02/01/2028	AA*	60,000	63,709
KY State Property & Building #93	5.250	02/01/2028	AA*	1,195,000	1,278,507
KY State Property & Building #93	5.000	02/01/2029	AA*	55,000	58,622
KY State Property & Building #93	5.250	02/01/2029	AA*	2,580,000	2,759,207
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	959,425
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	401,497
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	1,923,192
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,104,400

					176,316,883

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
9.05% of Net Assets
KY State Property & Building #80	5.250%	05/01/2018	Aa3	$2,940,000	$3,086,851
KY State Property & Building #80	5.250	05/01/2020	Aa3	1,000,000	1,104,010
KY State Property & Building #83	5.000	10/01/2018	Aa3	17,750,000	18,794,943
KY State Property & Building #83	5.250	10/01/2020	Aa3	24,220,000	26,949,352
KY State Property & Building #84	5.000	08/01/2019	Aa3	10,000,000	10,810,200
KY State Property & Building #84	5.000	08/01/2021	Aa3	310,000	346,227
KY State Property & Building #84	5.000	08/01/2022	Aa3	18,000,000	20,402,460
KY State Property & Building #104	5.000	11/01/2021	A1	2,085,000	2,342,206
KY State Property & Building #104	5.000	11/01/2022	A1	1,290,000	1,467,827
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	463,911
KY State Property & Building #108	5.000	08/01/2025	Aa3	2,690,000	3,107,730

					88,875,717
TURNPIKES/TOLLROAD/HIGHWAY BONDS
8.84% of Net Assets
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	A2	1,765,000	1,923,445
KY Asset Liability Commission Federal Highway	5.000	09/01/2021	A2	1,570,000	1,733,453
KY Asset Liability Commission Federal Highway	5.000	09/01/2022	A2	3,500,000	3,857,875
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	3,400,000	3,939,274
KY Asset Liability Commission Federal Highway	5.000	09/01/2027	A2	9,760,000	11,345,122
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2	1,315,000	1,487,896
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	4,000,000	4,632,120
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa2	2,370,000	2,671,630
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2	3,775,000	4,236,116
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	5,165,000	5,746,579
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2	1,845,000	2,047,747
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa2	1,500,000	1,716,555
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2	4,930,000	5,592,493
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2	1,465,000	1,654,615
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2031	Aa2	9,350,000	10,529,409
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	7,235,000	8,187,343
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2	8,755,000	9,821,096
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa2	5,000,000	5,659,350

					86,782,118
MUNICIPAL UTILITY REVENUE BONDS
8.77% of Net Assets
Cambell & Kenton County Sanitation District #1	4.000	08/01/2032	Aa3	6,100,000	6,412,443
Frankfort KY Electric & Water	4.750	12/01/2034	AA*	695,000	775,481
Frankfort KY Electric & Water	4.750	12/01/2035	AA*	725,000	806,265
Frankfort KY Electric & Water	4.750	12/01/2038	AA*	835,000	916,922
Frankfort KY Electric & Water	4.750	12/01/2036	AA*	760,000	843,501
Frankfort KY Electric & Water	4.750	12/01/2037	AA*	800,000	879,656
KY Rural Water Financing Corporation	5.375	02/01/2020	A+*	245,000	245,733
KY Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,214,592
KY Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	981,939
KY Rural Water Financing Corporation	5.125	02/01/2035	A+*	525,000	558,915
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3	1,175,000	1,284,710
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3	1,020,000	1,115,237
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aa3	7,000,000	7,237,020
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	27,730,000	30,986,889
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3	2,465,000	2,818,185
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,485,290
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,502,008
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	3,098,481
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	5,237,105
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,471,309
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	3,916,771

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Northern KY Water District	5.000%	02/01/2026	Aa3	$1,000,000	$1,127,340
Northern KY Water District	5.000	02/01/2027	Aa3	4,315,000	4,838,064
Owensboro KY Water Revenue	5.000	09/15/2025	A1	370,000	391,948

					86,145,804
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.77% of Net Assets
Boyle County KY College Improvement — Centre College — A	4.750	06/01/2032	A3	5,330,000	5,400,515
Eastern KY University	5.000	04/01/2033	Aa3	910,000	1,033,587
KY State Property & Building #114	5.000	10/01/2032	Aa3	2,795,000	3,168,384
KY State Property & Building #114	5.000	10/01/2033	Aa3	2,940,000	3,317,114
KY State Property & Building #114	5.000	10/01/2034	Aa3	3,090,000	3,475,447
KY State Property & Building #114	5.000	10/01/2035	Aa3	1,945,000	2,175,677
Louisville & Jefferson County Univeristy of Louisville	4.750	03/01/2028	A3	3,250,000	3,390,530
Morehead State University	5.000	04/01/2028	Aa3	1,780,000	2,068,129
Morehead State University	5.000	04/01/2029	Aa3	870,000	1,005,276
Murray State University	5.000	03/01/2032	Aa3	2,220,000	2,506,891
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	4,820,000	5,410,546
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	8,044,831
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	8,250,158
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,361,098
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	6,066,601
University of Louisville General Receipts	5.000	09/01/2029	A1	2,280,000	2,531,780
University of Louisville General Receipts	5.000	09/01/2030	A1	440,000	490,028
University of Louisville General Receipts	5.000	09/01/2031	A1	2,580,000	2,870,947
University of Louisville	4.500	03/01/2035	Aa3	5,600,000	6,017,704
University of Louisville	4.500	03/01/2036	Aa3	5,845,000	6,266,191
Western KY University	4.750	09/01/2033	Aa3	2,505,000	2,763,316
Western KY University	4.000	09/01/2034	Aa3	575,000	594,567
Western KY University	4.000	09/01/2035	Aa3	595,000	612,303
Western KY University	4.000	09/01/2036	Aa3	620,000	637,521
Western KY University	5.000	05/01/2032	Aa3	1,500,000	1,658,535

					86,117,676
SCHOOL IMPROVEMENT BONDS
8.38% of Net Assets
Fayette County KY School District Finance Corporation	5.000	06/01/2031	A1	3,705,000	4,091,837
Fayette County KY School District Finance Corporation	5.000	10/01/2028	A1	2,875,000	3,267,265
Fayette County KY School District Finance Corporation	5.000	10/01/2029	A1	3,660,000	4,173,902
Fayette County KY School District Finance Corporation	5.000	10/01/2032	A1	3,615,000	4,096,337
Fayette County KY School District Finance Corporation	5.000	10/01/2033	A1	4,385,000	4,954,480
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,930,991
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,543,106
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	12,056,440
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	9,750,000	10,926,045
Hardin County KY School District Finance Corporation	5.000	05/01/2030	Aa3	450,000	497,700
Hardin County KY School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	517,987
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	4,792,125
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,807,059
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	6,081,544
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,115,810
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,165,804
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,285,228
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,342,207
Oldham KY School District Finance Corporation	4.000	10/01/2034	Aa3	1,560,000	1,625,224
Scott County KY School District Finance Corporation	4.500	01/01/2025	Aa3	4,890,000	5,542,277
Scott County School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	5,451,919

					82,265,287

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE BONDS
6.52% of Net Assets
KY Bond Development Corporation — St. Elizabeth Med Center	4.000%	05/01/2035	AA*	$1,390,000	$1,425,930
KY Development Corporation Hospital Facilities	4.000	05/01/2036	AA*	1,200,000	1,232,928
KY Development Corporation Hospital Facilities	5.000	05/01/2039	AA*	7,185,000	8,054,960
KY Development Finance Authority — Baptist Heathcare	5.375	08/15/2024	A3	1,205,000	1,267,299
KY Development Finance Authority — Baptist Healthcare	5.625	08/15/2027	A3	4,855,000	5,118,869
KY Development Finance Authority — Catholic Health	5.000	05/01/2029	A3	2,410,000	2,510,666
KY Development Finance Authority — Catholic Health	5.375	01/01/2040	A3	300,000	328,518
Lexington Fayette Urban County Government Healthcare	5.250	06/01/2028	Aa3	1,000,000	1,108,620
Lexington Fayette Urban County Government	5.250	06/01/2032	Aa3	1,500,000	1,643,325
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3	5,260,000	5,671,911
Louisville & Jefferson County Norton Healthcare	5.500	10/01/2033	A-*	2,000,000	2,298,220
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A-*	5,360,000	5,884,369
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A-*	2,850,000	2,849,858
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A-*	9,005,000	8,883,433
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	A3	2,000,000	2,157,120
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2031	A3	2,750,000	2,957,570
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2035	A3	3,495,000	3,719,694
Warren County KY Hospital	5.000	04/01/2028	A+*	6,225,000	6,884,850

					63,998,140
PUBLIC FACILITIES REVENUE BONDS
3.36% of Net Assets
Bracken County KY Public Property	5.000	08/01/2029	Aa3	840,000	931,592
Bracken County KY Public Property	5.000	08/01/2030	Aa3	1,110,000	1,233,576
Franklin County KY Public Properties Justice Center	5.000	04/01/2029	Aa3	2,630,000	2,880,245
KY State Certificates of Participation	5.000	06/15/2034	Aa3	1,640,000	1,832,733
KY State Certificates of Participation	5.000	06/15/2038	Aa3	7,535,000	8,321,353
Owensboro KY Public Property	4.500	04/01/2034	A2	1,165,000	1,234,236
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	1,160,000	1,286,289
River City, Inc. Parking Authority	4.750	06/01/2031	Aa3	1,270,000	1,400,429
River City, Inc. Parking Authority	5.000	06/01/2033	Aa3	1,395,000	1,557,643
River City, Inc. Parking Authority	4.750	06/01/2027	Aa3	750,000	840,990
River City, Inc. Parking Authority	4.750	06/01/2028	Aa3	940,000	1,049,341
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	980,000	1,086,693
River City, Inc. Parking Authority	4.750	06/01/2030	Aa3	1,025,000	1,137,853
River City, Inc. Parking Authority	5.000	06/01/2031	Aa3	1,080,000	1,210,604
River City, Inc. Parking Authority	5.000	06/01/2032	Aa3	1,130,000	1,264,549
Warren County KY Downtown Economic Development	5.000	06/01/2038	AA-*	2,345,000	2,595,282
Wolfe County KY Public Property	5.000	04/01/2030	Aa3	2,855,000	3,158,544

					33,021,952
AIRPORT BONDS
1.09% of Net Assets
Kenton County Airport	5.000	01/01/2031	A2	425,000	478,761
Kenton County Airport	5.000	01/01/2032	A2	750,000	841,778
Kenton County Airport	5.000	01/01/2033	A2	1,210,000	1,359,060
Lexington-Fayette Urban County Airport Board	5.000	07/01/2028	Aa2	1,170,000	1,325,294
Lexington-Fayette Urban County Airport Board	5.000	07/01/2030	Aa2	1,250,000	1,414,538
Lexington-Fayette Urban County Airport Board	5.000	07/01/2032	Aa2	1,430,000	1,611,167
Lexington-Fayette Urban County Airport Board	5.000	07/01/2033	Aa2	1,520,000	1,710,061
Lexington-Fayette Urban County Airport Board	5.000	07/01/2038	Aa2	1,720,000	1,913,586

					10,654,245
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.91% of Net Assets
Greater KY Housing Assistance Corporation-Chenowith	6.100	01/01/2024	A3	295,000	295,667
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	977,981
KY Housing Corporation	4.750	07/01/2032	Aaa	1,265,000	1,265,152
KY Housing Corporation	4.850	07/01/2029	Aaa	2,965,000	3,055,106

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Housing Corporation	4.750%	07/01/2035	Aaa	$3,190,000	$3,299,033

					8,892,939
MISCELLANEOUS REVENUE BONDS
.23% of Net Assets
KY State Property & Building #106	5.000	10/01/2028	Aa3	2,030,000	2,305,633

Total Investments 97.86% of Net Assets (cost $930,807,711) (See (a) below for further explanation)					$960,769,991

Other assets in excess of liabilities 2.14%					20,996,490

Net Assets 100%					$981,766,481

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $930,765,259 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$35,870,509
Unrealized depreciation	(5,865,777)

Net unrealized appreciation	$30,004,732

Other Information

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	960,769,991
Level 3	Significant Unobservable Inputs	—

$960,769,991

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $930,807,711)		$960,769,991
Cash		12,394,484
Receivable for fund shares sold		20,450
Interest receivable		12,928,676

Total assets		986,113,601
LIABILITIES:
Payable for:
Distributions to shareholders	3,384,023
Fund shares redeemed	289,853
Investment advisory fee	300,492
Transfer agent fee	95,985
Trustees fees	51,757
Legal fee	80,662
Audit fee	64,913
Accrued expenses	79,435

Total liabilities		4,347,120

NET ASSETS:
Capital		952,072,201
Accumulated net investment income		42,452
Accumulated net realized loss on investment transactions		(310,452)
Net unrealized appreciation in value of investments		29,962,280

Net assets at value		$981,766,481

NET ASSET VALUE, offering price and redemption price per share (127,759,570 shares outstanding; unlimited number of shares authorized no par value)		$7.68

STATEMENT OF OPERATIONS

For the six months ended December 31, 2016

Net investment income:
Interest income	$18,050,376

Expenses:
Investment advisory fee	1,886,486
Transfer agent fee	608,537
Custodian expense	47,408
Professional fees	116,842
Trustees fees	49,749
Other expenses	63,232

Total expenses	2,772,254
Custodian expense reduction	(361)

Net expenses	2,771,893

Net investment income	15,278,483

Realized and unrealized loss on investments:
Net realized loss	(109,333)
Net change in unrealized appreciation/depreciation	(48,065,253)

Net realized and unrealized loss on investments	(48,174,586)

Net decrease in net assets resulting from operations	$(32,896,103)

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2016 and the year ended June 30, 2016	UNAUDITED

	Six Months Ended 12/31/2016	Year Ended 06/30/2016
Operations:
Net investment income	$15,278,483	$31,358,338
Net realized gain/(loss) on investments	(109,333)	239,102
Net change in unrealized appreciation/depreciation	(48,065,253)	29,781,496

Net increase/(decrease) in net assets resulting from operations	(32,896,103)	61,378,936
Distributions from net investment income	(15,274,420)	(31,348,902)
Distributions from capital gains	(393,039)	(258,021)
Net fund share transactions (Note 4)	6,585,499	4,342,562

Total increase/(decrease)	(41,978,063)	34,114,575
Net assets:
Beginning of year	1,023,744,544	989,629,969

End of period	$981,766,481	$1,023,744,544

Accumulated Net Investment Income	$42,452	$55,980

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2016		For the years ended June 30,
			2016		2015		2014		2013	2012
Net asset value, beginning of year	$8.06		$7.83		$7.89		$7.74		$7.99	$7.63

Income from investment operations:
Net investment income	0.12		0.25		0.26		0.27		0.27	0.28
Net gains/(losses) on securities	(0.38)		0.23		(0.06)		0.16		(0.25)	0.39

Total from investment operations	(0.26)		0.48		0.20		0.43		0.02	0.67
Less distributions:
Distributions from net investment income	(0.12)		(0.25)		(0.26)		(0.27)		(0.27)	(0.28)
Distributions from capital gains	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.01	)(b)	(0.00)	(0.03)

Total distributions	(0.12)		(0.25)		(0.26)		(0.28)		(0.27)	(0.31)

Net asset value, end of period	$7.68		$8.06		$7.83		$7.89		$7.74	$7.99

Total return	(3.21)%	(c)	6.25%		2.60%		5.65%		0.17%	8.97%
Net assets, end of period (in thousands)	$981,766		$1,023,745		$989,630		$969,549		$948,276	$989,404
Ratio of net expenses to average net assets (a)	0.55%	(d)	0.55%		0.55%		0.57%		0.57%	0.57%
Ratio of gross expenses to average net assets	0.55%	(d)	0.55%		0.55%		0.57%		0.57%	0.57%
Ratio of net investment income to average net assets	3.05%	(d)	3.15%		3.29%		3.45%		3.35%	3.60%
Portfolio turnover	5.87%	(c)	11.53%		7.80%		9.43%		7.02%	8.39%

(a)	Percentages are after custodian reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
21.89% of Net Assets
KY Association of Counties	4.250%	02/01/2017	AA-*	$250,000	$250,618
KY Association of Counties	4.000	02/01/2018	AA-*	115,000	118,148
KY Association of Counties	4.250	02/01/2019	AA-*	255,000	268,321
KY State Property & Building #94	5.000	05/01/2017	Aa2	500,000	506,295
KY State Property & Building #95	5.000	08/01/2017	Aa3	200,000	204,482
KY State Property & Building #100	5.000	08/01/2019	Aa3	100,000	107,917
KY State Property & Building #100	5.000	08/01/2017	Aa3	500,000	511,205
KY State Property & Building #100	5.000	08/01/2024	Aa3	750,000	838,343
KY State Property & Building #100	5.000	08/01/2025	Aa3	500,000	558,660
KY State Property & Building #89	3.750	11/01/2017	Aa3	100,000	102,139
KY State Property & Building #76	5.500	08/01/2017	Aa3	190,000	194,970
KY State Property & Building #76	5.500	08/01/2018	Aa3	1,415,000	1,502,673
KY State Property & Building #90	5.000	11/01/2018	Aa3	250,000	265,080
KY State Property & Building #90	5.750	11/01/2019	Aa3	200,000	215,636
KY State Property & Building #90	5.000	11/01/2020	Aa3	495,000	526,343
KY State Property & Building #83	5.000	10/01/2017	Aa3	100,000	102,929
KY State Property & Building #93	5.250	02/01/2018	Aa3	510,000	531,140
KY State Property & Building #106	5.000	10/01/2021	Aa3	750,000	842,085
KY State Property & Building #106	5.000	10/01/2023	Aa3	540,000	618,327
KY State Property & Building #106	5.000	10/01/2024	Aa3	750,000	866,865
KY State Property & Building #106	5.000	10/01/2025	Aa3	2,365,000	2,725,426
KY State Property & Building #108	5.000	08/01/2023	Aa3	2,000,000	2,287,480
KY State Property & Building #108	5.000	08/01/2023	Aa3	875,000	1,000,204
KY State Property & Building #87	5.000	03/01/2020	Aa3	95,000	95,568
KY State Property & Building #110	5.000	08/01/2023	Aa3	1,750,000	2,001,545
KY State Property & Building #93	5.250	02/01/2021	AA*	25,000	26,806

					17,269,205
SCHOOL IMPROVEMENT BONDS
18.73% of Net Assets
Fayette County School District Finance Corporation	5.000	08/01/2028	Aa3	515,000	606,088
Barren County KY School District Finance Corporation	5.000	08/01/2022	Aa3	1,055,000	1,202,310
Barren County KY School District Finance Corporation	5.000	08/01/2023	Aa3	500,000	576,445
Bullitt County KY School District Finance Corporation	5.000	09/01/2022	Aa3	300,000	340,935
Fayette County KY School District Finance Corporation	5.000	08/01/2023	Aa3	1,000,000	1,156,180
Fayette County KY School District Finance Corporation	4.000	06/01/2022	A1	1,000,000	1,073,650
Fayette County KY School District Finance Corporation	5.000	06/01/2023	Aa3	500,000	576,905
Grant County KY School District Finance Corporation	3.750	06/01/2017	Aa3	95,000	95,183
Hardin County KY School District	5.000	03/01/2023	Aa3	770,000	885,100
Jefferson County KY School District Finance Corporation	4.000	12/01/2023	Aa3	1,000,000	1,103,450
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	Aa3	575,000	657,076
Johnson County KY School District Finance Corporation	3.000	12/01/2019	Aa3	180,000	186,741
Laurel County KY School District Finance Corporation	4.000	06/01/2022	Aa3	890,000	968,089
Laurel County KY School District Finance Corporation	4.000	06/01/2024	Aa3	465,000	510,640
Oldham County KY School Building Corporation	4.375	06/01/2018	Aa3	1,730,000	1,753,407
Pendleton County KY School District Finance Corporation	4.000	02/01/2020	Aa3	450,000	450,833
Pike County School District Finance Corporation	5.000	02/01/2025	Aa3	900,000	1,047,321
Pike County School District Finance Corporation	5.000	08/01/2024	Aa3	585,000	677,594
Warren County KY School District Finance Corporation	4.000	04/01/2018	Aa3	125,000	129,036
Warren County KY School District Finance Corporation	4.000	06/01/2022	Aa3	725,000	782,841

					14,779,824
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.34% of Net Assets
Boyle County KY Centre College	5.000	06/01/2018	A3	200,000	203,048
Boyle County KY Centre College	5.000	06/01/2020	A3	150,000	151,937
KY Asset Liability — University of Kentucky	4.000	10/01/2019	Aa2	100,000	100,206
KY State Property & Building #114	5.000	10/01/2024	Aa3	1,415,000	1,632,670

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County University of Louisville	4.000%	03/01/2020	A3	$300,000	$310,041
Morehead State University	5.000	10/01/2022	Aa3	310,000	355,570
Northern Ky University General Receipts	4.000	09/01/2018	Aa3	150,000	156,158
University of Kentucky General Receipts	4.000	04/01/2028	Aa2	750,000	805,620
University of Louisville	5.000	03/01/2024	Aa3	350,000	408,093
University of Louisville	5.000	03/01/2024	Aa3	2,000,000	2,336,260
Western Ky University	4.000	09/01/2024	Aa3	1,000,000	1,092,380
Western KY University	4.000	09/01/2017	Aa3	2,145,000	2,183,310

					9,735,293
PUBLIC FACILITIES REVENUE BONDS
12.15% of Net Assets
KY State Certificate of Participation	4.000	06/15/2022	Aa3	1,000,000	1,085,660
KY State Certificate of Participation	4.000	06/15/2023	Aa3	940,000	1,024,769
KY State Certificates of Participation	4.000	06/15/2024	Aa3	300,000	327,456
KY State Property & Building #109	5.000	10/01/2022	Aa3	1,000,000	1,136,590
Laurel County KY Justice Center	5.000	03/01/2023	Aa3	600,000	685,248
Lexington Fayette Urban County Government — Court Facilities	5.000	10/01/2024	Aa3	700,000	817,243
Livingston County KY Public Properties	5.000	08/01/2022	Aa3	500,000	571,790
Livingston County KY Public Properties	5.000	08/01/2023	Aa3	525,000	607,688
Livingston County KY Public Properties	5.000	08/01/2024	Aa3	555,000	646,991
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	398,058
Todd County KY Public Properties Court House	3.250	06/01/2019	Aa3	100,000	103,033
Warren County KY Justice Center Expansion Corporation	5.000	09/01/2023	Aa3	1,250,000	1,425,988
Whitley County KY Public Properties — Justice Center	3.375	09/01/2019	Aa3	200,000	208,118
Wolfe County Public Properties	4.000	04/01/2024	Aa3	500,000	543,915

					9,582,547
TURNPIKES/TOLL ROAD/HIGHWAY BONDS
10.31% of Net Assets
KY Asset Liability Project Notes	5.000	09/01/2017	A2	1,500,000	1,538,580
KY Asset Liability Project Notes	4.000	09/01/2023	A2	250,000	271,938
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	675,000	782,062
Kentucky Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	1,450,000	1,680,666
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	582,180
KY State Turnpike Authority Economic Development	5.000	07/01/2024	Aa2	1,175,000	1,368,711
KY Turnpike Ecomonic Development Road Revenue	5.000	07/01/2024	Aa2	1,000,000	1,125,350
KY Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa2	600,000	690,312
KY Turpnike Economic Development Road Revenue	5.000	07/01/2024	Aa2	85,000	97,272

					8,137,071
REFUNDING BONDS
9.04% of Net Assets
KY State Property & Building #82	5.250	10/01/2017	Aa3	510,000	525,698
KY State Property & Building #83	5.000	10/01/2019	Aa3	1,750,000	1,897,718
KY State Property & Building #84	5.000	08/01/2019	Aa3	1,000,000	1,081,020
KY State Property & Building #101	5.000	10/01/2019	Aa3	1,050,000	1,138,631
KY State Property & Building #104	5.000	11/01/2021	A1	1,000,000	1,123,360
KY State Property & Building #106	5.000	10/01/2026	Aa3	1,000,000	1,144,380
KY State Property & Building #108	5.000	08/01/2022	Aa3	200,000	226,694

					7,137,501
MUNICIPAL UTILITY REVENUE BONDS
5.75% of Net Assets
Bourbon County KY Public Project	3.800	02/01/2019	A2	260,000	260,629
Frankfort Electric & Water	4.000	12/01/2023	AA*	440,000	483,745
KY Rural Water Finance Corporation	3.000	02/01/2018	A+*	530,000	538,872
KY Rural Water Finance Corporation	3.000	08/01/2019	A+*	545,000	561,170
KY Rural Water Finance Corporation	3.000	02/01/2018	A+*	300,000	305,022
KY Rural Water Finance Corporation	3.000	02/01/2019	A+*	250,000	256,683
KY Rural Water Finance Corporation	4.500	08/01/2021	A3	100,000	101,861

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Lawrenceburg KY Water and Sewer	3.000%	10/01/2018	A1	$375,000	$384,623
Northern KY Water	5.000	02/01/2026	Aa3	815,000	935,335
Owensboro KY Electric Light & Power	5.000	01/01/2024	A2	650,000	705,367

					4,533,307
HOSPITAL AND HEALTHCARE BONDS
5.19% of Net Assets
KY Asset Liability Commission General Receipts	4.000	10/01/2018	Aa2	105,000	107,259
KY Economic Development — Baptist Health Care System	4.750	08/15/2019	A3	110,000	114,810
Lexington-Fayette Urban County Government	5.000	06/01/2024	Aa3	2,800,000	3,108,448
Warren County Hospital	4.000	04/01/2020	A+*	195,000	201,913
Warren County Hospital	5.000	04/01/2023	A+*	500,000	561,455

					4,093,885
PREREFUNDED BONDS
2.19% of Net Assets
Adair County KY Public Properties	4.0	12/01/2022	Aa3	170,000	174,512
Daviess Co KY School District Finance Corporation	4.250	08/01/2019	Aa3	100,000	101,941
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2019	Aa2	320,000	329,818
KY Asset Liability Commission Revenue University of Kentucky	4.125	10/01/2019	Aa2	150,000	153,459
KY Asset Liability Commission University of Kentucky	5.000	10/01/2020	Aa2	150,000	154,428
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa	175,000	200,814
KY State Property & Building #89	5.000	11/01/2020	Aa3	200,000	213,456
KY State Property & Building #87	5.000	03/01/2018	AA-*	100,000	100,663
KY State Property & Building #93	5.250	02/01/2021	AA*	175,000	188,802
KY Turnpike Economic Development Road Revenue	4.125	07/01/2019	Aa2	105,000	109,512

					1,727,405

Total Investments 97.59% of Net Assets (cost $76,973,817) (See (a) below for further explanation)					$76,996,038

Other assets in excess of liabilities 2.41%					1,898,137

Net Assets 100%					$78,894,175

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $76,973,817 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$689,244.0
Unrealized depreciation	(667,023)

Net unrealized appreciation	$22,221

Other Information

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	76,996,038
Level 3	Significant Unobservable Inputs	—

$76,996,038

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $76,973,817)		$76,996,038
Cash		1,099,389
Interest receivable		934,986

Total assets		79,030,413
LIABILITIES:
Payable for:
Distributions to shareholders	59,128
Fund shares redeemed	7,889
Investment advisory fee	32,255
Transfer agent fee	15,313
Trustees fees	2,691
Accrued expenses	18,962

Total liabilities		136,238

NET ASSETS:
Capital		79,141,988
Accumulated net realized loss on investment transactions		(270,034)
Net unrealized appreciation in value of investments		22,221

Net assets at value		$78,894,175

NET ASSET VALUE, offering price and redemption price per share (15,059,267 shares outstanding; unlimited number of shares authorized no par value)		$5.24

STATEMENT OF OPERATIONS

For the six months ended December 31, 2016

Net investment income:
Interest income	$1,043,886

Expenses:
Investment advisory fee	209,964
Transfer agent fee	53,400
Custodian expense	9,732
Professional fees	16,938
Trustees fees	4,168
Other expenses	12,528

Total expenses	306,730
Fees waived by Adviser (Note 2)	(6,201)
Custodian expense reduction	(74)

Net expenses	300,455

Net investment income	743,431

Realized and unrealized loss on investments:
Net realized loss	(43,688)
Net change in unrealized appreciation/depreciation	(3,188,147)

Net realized and unrealized loss on investments	(3,231,835)

Net decrease in net assets resulting from operations	$(2,488,404)

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2016 and the year ended June 30, 2016	UNAUDITED

	Six Months Ended 12/31/2016	Year Ended 06/30/2016
Operations:
Net investment income	$743,431	$1,645,818
Net realized gain/(loss) on investments	(43,688)	57,349
Net change in unrealized appreciation/depreciation	(3,188,147)	1,482,281

Net increase/(decrease) in net assets resulting from operations	(2,488,404)	3,185,448
Distributions from net investment income	(743,431)	(1,645,818)
Net fund share transactions (Note 4)	(3,042,673)	3,574,000

Total increase/(decrease)	(6,274,508)	5,113,630
Net assets:
Beginning of year	85,168,683	80,055,053

End of period	$78,894,175	$85,168,683

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2016		For the years ended June 30,
			2016	2015	2014	2013	2012
Net asset value, beginning of year	$5.45		$5.35	$5.44	$5.43	$5.54	$5.39

Income from investment operations:
Net investment income	0.05		0.11	0.12	0.12	0.12	0.12
Net gains/(losses) on securities	(0.21)		0.10	(0.09)	0.01	(0.11)	0.15

Total from investment operations	(0.16)		0.21	0.03	0.13	0.01	0.27
Less distributions:
Distributions from net investment income	(0.05)		(0.11)	(0.12)	(0.12)	(0.12)	(0.12)

Net asset value, end of period	$5.24		$5.45	$5.35	$5.44	$5.43	$5.54

Total return	(2.99)%	(b)	3.88%	0.50%	2.35%	0.11%	5.10%
Net assets, end of period (in thousands)	$78,894		$85,169	$80,055	$82,218	$89,403	$89,528
Ratio of net expenses to average net assets (a)	0.72%	(c)	0.72%	0.73%	0.74%	0.72%	0.73%
Ratio of gross expenses to average net assets	0.73%	(c)	0.72%	0.73%	0.74%	0.72%	0.73%
Ratio of net investment income to average net assets	1.79%	(c)	1.96%	2.17%	2.14%	2.12%	2.22%
Portfolio turnover	11.40%	(b)	26.49%	20.19%	9.06%	6.63%	4.73%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
27.79% of Net Assets
Alcorn State University Educational Building	5.125%	09/01/2034	Aa2	$95,000	$103,924
MS Development Bank Special Obligation Rankin Utilities	5.000	01/01/2028	A2	55,000	57,139
MS Development Bank Special Obligation Jackson Public	5.375	04/01/2028	A2	70,000	73,595
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3	125,000	129,759
MS Development Bank Special Obligation Desoto County	4.750	01/01/2035	Aa3	225,000	232,983
MS Development Bank Special Obligation Desoto County	5.000	07/01/2032	A*	45,000	45,907
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	A+*	325,000	327,051
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2022	A2	80,000	81,613
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2027	A2	150,000	153,024
MS Development Bank Special Obligation Capital Improvement	5.250	07/01/2026	A2	125,000	127,676
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3	245,000	254,327
MS Development Bank Special Obligation Highway Construction	4.750	01/01/2031	Aa3	125,000	129,435
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	434,616
MS Development Bank Special Obligation Hinds College	5.000	10/01/2026	Aa2	85,000	92,846
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	109,567
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	66,143
MS Development Bank Special Obligation Jones County Junior College	5.100	03/01/2028	AA*	55,000	59,345
MS Development Bank Special Obligation Jones County Junior College	5.000	03/01/2033	AA*	150,000	161,531
MS Development Bank Special Obligation Jones County Junior College	5.125	03/01/2039	AA*	45,000	48,579
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	50,000	56,131
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	305,000	342,396
University Southern MS Educational Building Athletics	5.000	03/01/2034	Aa2	105,000	105,638
University Southern MS Educational Building Corporation	5.125	09/01/2029	Aa2	100,000	109,421

					3,302,646
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
26.26% of Net Assets
Jackson State University Educational Building	5.000	03/01/2034	Aa2	175,000	188,578
Jackson State University Educational Building	5.000	03/01/2034	Aa2	250,000	280,395
MS Development Bank Special Obligation Hinds College	5.000	04/01/2036	A2	250,000	269,605
Mississippi State Development Bank Special Obligation Gulf Coast Community Project	4.000	12/01/2034	AA-*	300,000	311,450
MS State University Educational Building Corporation Revenue	5.250	08/01/2033	Aa2	50,000	54,207
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2	175,000	193,522
MS State University Educational Building Corporation Revenue	5.250	08/01/2038	Aa2	300,000	342,756
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	143,229
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2	600,000	664,608
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2	200,000	223,886
University of Mississippi Educational Building Corporation	4.000	11/01/2039	Aa2	200,000	209,450
University of Mississippi Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	239,625

					3,121,311
PUBLIC FACILITIES REVENUE BONDS
14.84% of Net Assets
MS State Development Bank Special Obligation Alcorn County	4.750	07/01/2031	AA*	100,000	108,134
MS State Development Bank Special Obligation City of Jackson Convention Center	5.000	03/01/2027	Baa2	125,000	145,338
MS State Development Bank Special Obligation Refunding — City of Jackson	5.000	03/01/2036	Baa2	150,000	172,781
MS State Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	168,135
MS State Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2033	AA*	300,000	313,863
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2035	AA*	150,000	155,318
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2	145,000	163,711
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2	480,000	536,638

					1,763,918

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
11.60% of Net Assets
MS State Development Bank Special Obligation Jackson Water & Sewer	4.500%	09/01/2034	A2/AA*	$100,000	$104,929
MS State Development Bank Special Obligation Jackson Water & Sewer	5.000	09/01/2030	A2/AA*	125,000	140,085
MS State Development Bank Special Obligation Jackson Water & Sewer	5.000	12/01/2033	A*	50,000	55,121
MS State Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	Baa3	250,000	315,108
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	AA*	700,000	762,769

					1,378,012
TURNPIKES/TOLLROAD/HIGHWAY BONDS
5.51% of Net Assets
MS Development Bank Special Obligation Highway	5.000	01/01/2025	Aa3	200,000	235,268
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3	200,000	223,176
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	84,861
MS Development Bank Desoto County Highway	5.000	01/01/2030	Aa3	100,000	111,903

					655,208
SCHOOL IMPROVEMENT BONDS
4.49% of Net Assets
MS State Development Bank Special Obligation — Jackson Schools	5.000	04/01/2028	A+*	375,000	420,634
MississippI State Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	112,382

					533,016
HOSPITAL AND HEALTHCARE BONDS
3.16% of Net Assets
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	120,000	135,137
Medical Center Educational Building Corporation — University of Mississippi	5.000	06/01/2034	Aa2	100,000	106,366
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2	120,000	133,590

					375,093
REFUNDED BONDS
1.72% of Net Assets
MS State Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA*	135,000	149,748
MS State Refunding	5.250	11/01/2019	Aa2	50,000	55,216

					204,964
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
1.26% of Net Assets
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	NR	5,000	5,250
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	5,000	5,150
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	138,579

					148,979
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.21% of Net Assets
MS Home Corporation Single Family Mortgage	5.050	12/01/2028	Aaa	25,000	25,217

Total Investments 96.84% of Net Assets (cost $11,126,976) (See (a) below for further explanation)					$11,508,364

Other assets in excess of liabilities 3.16%					376,010

Net Assets 100%					$11,884,374

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2016

(a)	Cost for federal income tax purposes is $11,126,630 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$434,138
Unrealized depreciation	(52,340)

Net unrealized appreciation	$381,798

Other Information

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs	Municipal Bonds
Level 1 Quoted Prices	$—
Level 2 Other Significant Observable Inputs	11,508,364
Level 3 Significant Unobservable Inputs	—

$11,508,364

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

ASSETS:
Investments in securities, at fair value (Cost: $11,126,976)		$11,508,364
Cash		293,960
Interest receivable		155,889

Total assets		11,958,213
LIABILITIES:
Payable for:
Distributions to shareholders	58,213
Investment advisory fee	3,527
Transfer agent fee	3,119
Trustee fees	309
Accrued expenses	8,671

Total liabilities		73,839

NET ASSETS:
Capital		11,503,466
Accumulated net investment income		346
Accumulated net realized loss on investment transactions		(826)
Net unrealized appreciation in value of investments		381,388

Net assets at value		$11,884,374

NET ASSET VALUE, offering price and redemption price per share
(992,360 shares outstanding; unlimited number of shares authorized; no par value)		$11.98

STATEMENT OF OPERATIONS

For the six months ended December 31, 2016

Net investment income:
Interest income	$202,644

Expenses:
Investment advisory fee	29,116
Transfer agent fee	8,735
Custodian expense	3,164
Professional fees	1,191
Trustees fees	1,310
Pricing	2,507
Other expenses	3,582

Total expenses	49,605
Fees waived by Adviser	(9,283)
Custodian expense reduction	(24)

Net expenses	40,298

Net investment income	162,346

Realized and unrealized loss on investments:
Net realized loss	(829)
Net change in unrealized appreciation/depreciation	(551,411)

Net realized and unrealized loss on investments	(552,240)

Net decrease in net assets resulting from operations	$(389,894)

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2016 and the year ended June 30, 2016

	Six Months Ended 12/31/2016	Year Ended 06/30/2016
Operations:
Net investment income	$162,346	$331,382
Net realized gain/(loss) on investments	(829)	4,364
Net change in unrealized appreciation/depreciation	(551,411)	473,931

Net increase/(decrease) in net assets resulting from operations	(389,894)	809,677
Distributions from net investment income	(162,306)	(331,306)
Distributions from capital gains	(4,361)	(2,937)
Net fund share transactions (Note 4)	935,913	113,758

Total increase	379,352	589,192
Net assets:
Beginning of year	11,505,022	10,915,830

End of period	$11,884,374	$11,505,022

Accumulated Net Investment Income	$346	$306

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2016		For the years ended June 30,
			2016	2015	2014	2013	2012
Net asset value, beginning of year	$12.55		$12.03	$11.95	$11.65	$12.01	$11.33

Income from investment operations:
Net investment income	0.17		0.36	0.37	0.38	0.39	0.42
Net gains/(losses) on securities	(0.57)		0.52	0.08	0.31	(0.33)	0.68

Total from investment operations	(0.40)		0.88	0.45	0.69	0.06	1.10
Less distributions:
Distributions from net investment income	(0.17)		(0.36)	(0.37)	(0.38)	(0.42)	(0.42)
Distributions from capital gains	0.00	(b)	0.00 (b)	0.00	(0.01)	0.00	0.00

Total distributions	(0.17)		(0.36)	(0.37)	(0.39)	(0.42)	(0.42)

Net asset value, end of period	$11.98		$12.55	$12.03	$11.95	$11.65	$12.01

Total return	(3.15)%	(c)	7.49%	3.80%	6.08%	0.38%	9.87%
Net assets, end of period (in thousands)	$11,884		$11,505	$10,916	$10,450	$8,309	$7,712
Ratio of net expenses to average net assets (a)	0.69%	(d)	0.70%	0.69%	0.69%	0.66%	0.65%
Ratio of gross expenses to average net assets	0.85%	(d)	0.88%	0.86%	0.90%	0.89%	0.92%
Ratio of net investment income to average net assets	2.81%	(d)	2.97%	3.07%	3.26%	3.22%	3.59%
Portfolio turnover	5.26%	(c)	3.26%	6.47%	1.96%	13.81%	9.99%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
19.00% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa2	$1,000,000	$1,021,952
Cabarrus County NC Certificates of Participation	5.000	06/01/2025	Aa2	1,000,000	1,052,730
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2	750,000	803,910
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2027	Aa3	1,090,000	1,133,786
Harnett County NC Certificates of Participation	5.000	06/01/2027	A1	300,000	324,927
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	A2	490,000	514,843
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3	550,000	555,599
Mecklenburg County NC Certificates of Participation	5.000	02/01/2028	Aa1	415,000	445,963
Mecklenburg County NC Certificates of Participation	5.000	02/01/2026	NR	450,000	468,594
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,890,000	1,939,008
NC Capital Facilities Financial Agency Education Duke University	5.000	10/01/2038	Aa1	500,000	539,655
NC Capital FacilitIes Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3	500,000	536,045
NC Capital Facilities Financial Agency Education Wake Forest	5.000	01/01/2038	Aa3	1,250,000	1,340,113
NC Eastern Municipal Power Agency	6.000	01/01/2025	A3	1,150,000	1,466,158
NC Eastern Municipal Power Agency	6.000	01/01/2026	Aaa	275,000	328,130
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1	250,000	250,798
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	AAA@	210,000	223,759
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	AAA@	1,815,000	1,942,849
NC State Medical Care Commission Health Care Facilities	5.000	06/01/2034	Aa2	1,670,000	1,808,360
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa2	105,000	115,987
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3	1,325,000	1,388,242
Sampson County NC Certificates of Participation	5.000	06/01/2022	A2	1,250,000	1,271,075
Sampson County NC Certificates of Participation	5.000	06/01/2026	A2	1,000,000	1,016,860
University of NC Chapel Hill	5.000	12/01/2031	Aaa	1,215,000	1,258,218
University of NC System Pool Revenue	5.000	10/01/2026	A1	1,000,000	1,064,250
University of NC System Pool Revenue	5.000	10/01/2034	Aa2	1,950,000	2,130,005
University of North Carolina	5.000	10/01/2033	A1	340,000	361,845
University of North Carolina	5.000	10/01/2033	A1	515,000	548,089
Wake County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,624,635
Wilmington NC Certificates of Participation	5.000	06/01/2038	Aa2	250,000	263,183
Wilmington NC Storm Water Fee Revenue	5.000	06/01/2028	NR	385,000	391,410

					28,130,978
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
17.28% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa1	225,000	235,134
Iredell County NC Community College	5.000	04/01/2027	Aa1	325,000	339,638
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	351,376
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	2,000,000	2,295,860
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,078,710
NC State Capital Facilities Finance Agency Wake Forest University	4.000	01/01/2037	Aa3	2,170,000	2,239,332
NC State Capital Facilities Wake Forest University	4.000	01/01/2036	Aa3	750,000	773,963
NC State University at Raleigh	5.000	10/01/2042	Aa1	750,000	856,298
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	666,668
University of NC Charlotte	5.000	04/01/2043	Aa3	1,500,000	1,668,330
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	2,964,900
University of NC Charlotte	5.000	04/01/2031	Aa3	750,000	831,210
University of NC Charlottte	5.000	04/01/2038	Aa3	1,000,000	1,117,010
University of NC Greensboro	5.000	04/01/2031	Aa3	500,000	561,155
University of NC Greensboro	5.000	04/01/2036	Aa3	500,000	555,430
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	1,016,505
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	3,186,188
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	612,667
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	519,090
University of North Carolina	5.000	10/01/2033	A1	145,000	152,837
University of North Carolina Wilmington Limited Obligation	4.000	06/01/2033	A1	1,700,000	1,776,007
Western Carolina NC University	4.000	10/01/2039	Aa3	840,000	867,552

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Western Carolina University	5.000%	10/01/2045	Aa3	$825,000	$926,822

					25,592,682
MUNICIPAL UTILITY REVENUE BONDS
13.50% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa3	500,000	581,735
Buncombe County NC Metropolitan Sewerage District	5.000	07/01/2039	Aa1	550,000	620,263
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa2	1,000,000	1,110,990
Durham NC Utility System Revenue	4.000	08/01/2036	Aa1	745,000	791,950
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,142,260
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	651,248
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	284,453
Greenville NC Combined Enterprise System Revenue	5.000	04/01/2034	Aa2	500,000	578,065
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	850,665
Jacksonville NC Enterprise System Revenue	5.250	05/01/2030	Aa3	300,000	368,895
Jacksonville NC Enterprise System Revenue	5.250	05/01/2031	Aa3	225,000	277,985
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,259,710
Monroe NC Enterprise System Revenue	4.000	03/01/2033	A2	355,000	372,218
Moore County NC	5.000	06/01/2031	Aa3	2,750,000	3,059,898
Mooresville NC Limited Obligation	5.000	11/01/2031	AA-*	1,250,000	1,407,588
NC Eastern Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2031	A2	500,000	559,190
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A*	500,000	584,405
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	A2	80,000	84,104
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A2	730,000	773,231
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	575,405
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	1,026,968
Wilmington NC Storm Water Fee Revenue	5.000	06/01/2028	AA+*	115,000	116,733
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	A1	780,000	789,415
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	A1	750,000	758,288
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2029	A1	1,355,000	1,369,553

					19,995,215
HOSPITAL AND HEALTHCARE BONDS
12.46% of Net Assets
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2031	Aa3	450,000	450,756
Charlotte Mecklenburg NC Hospital Healthcare System	5.250	01/15/2039	Aa3	750,000	798,518
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,681,350
NC State Medical Care Commission Health Care Facilities	5.000	06/01/2035	Aa2	500,000	555,740
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2034	Aa2	200,000	206,338
NC State Medical Care Commission Health Care Facilities	5.000	07/01/2030	A2	500,000	540,275
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2036	Aa2	1,000,000	1,023,650
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2035	Aa2	250,000	256,715
NC State Medical Care Commission Health Care Facilities	5.000	10/01/2036	Aa3	3,045,000	3,391,491
NC State Medical Care Commission Health Care Facilities	5.000	07/01/2032	A2	615,000	697,816
NC State Medical Care Commission Health Care Facilities	5.000	07/01/2033	A2	750,000	847,418
NC State Medical Care Commission Health Care Facilities	5.000	06/01/2036	A1	1,000,000	1,086,810
NC State Medical Care Commission Health Care Facilities	5.000	06/01/2040	A1	1,885,000	2,035,348
NC State Medical Care Commission Health Care Facilities	5.000	10/01/2038	A2	200,000	219,872
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	5.250	06/01/2029	A2	645,000	708,107
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2	1,000,000	1,107,140
NC State Medical Care Commission Wake Medical	5.000	10/01/2031	A2	1,000,000	1,106,020
NC State Medical Care Community Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A2	1,225,000	1,318,076
NC State Medical Care Community Hospital Revenue NC Baptist Hospital	4.750	06/01/2030	A2	405,000	427,457

					18,458,897
REFUNDING BONDS
9.63% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2035	Aa2	2,000,000	2,276,480

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Charlotte NC Certificates of Participation	5.000%	06/01/2033	Aa1	$840,000	$950,510
Charlotte NC Certificates of Participation	5.000	06/01/2034	Aa1	750,000	848,933
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa1	1,455,000	1,524,142
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa1	775,000	811,379
Chatham County NC	5.000	11/01/2032	Aa2	825,000	948,065
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3	100,000	112,272
Durham Capital Financing Corporation Limited Obligation	5.000	06/01/2034	Aa1	500,000	569,880
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa2	570,000	628,174
Monroe NC Limited Obligation	5.000	03/01/2035	Aa3	390,000	446,055
Monroe NC Limited Obligation	5.000	03/01/2039	Aa3	1,715,000	1,946,885
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1	505,000	581,255
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa2	500,000	561,415
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3	250,000	293,688
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	552,525
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1	435,000	476,534
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	148,708
Wake County NC Limited Obligation	5.000	12/01/2035	Aa1	500,000	580,580

					14,257,480
SCHOOL IMPROVEMENT BONDS
8.52% of Net Assets
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa3	250,000	288,158
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa3	250,000	286,753
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,642,860
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	581,515
Duplin County Limited Obligation	5.000	04/01/2034	A2	235,000	265,621
Duplin County NC Limited Obligation	5.000	04/01/2032	A2	750,000	859,935
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3	750,000	770,828
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3	2,045,000	2,250,093
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa3	500,000	567,930
Onslow County NC Limited Obligation	4.000	10/01/2034	Aa3	500,000	525,555
Onslow County North Carolina Limited Obligation	4.000	10/01/2035	Aa3	500,000	522,170
Pitt County NC Limited Obligation	4.000	04/01/2035	Aa2	300,000	312,480
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	526,405
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	572,996
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,243,975
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	398,661

					12,615,935
PUBLIC FACILITIES REVENUE BONDS
5.59% of Net Assets
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2	900,000	965,655
Forsyth County NC Limited Tax	5.000	04/01/2031	Aa1	335,000	381,816
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa3	250,000	291,158
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa3	500,000	579,795
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	A1	265,000	294,240
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	A1	100,000	110,673
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3	500,000	562,640
Mecklenburg County NC Certificates Participation	5.000	02/01/2026	Aa1	550,000	570,774
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	570,310
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	565,915
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,634,164
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3	750,000	846,090
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa1	800,000	907,264

					8,280,494
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.06% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2030	Aa2	250,000	282,843
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2	250,000	282,708
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa2	1,100,000	1,248,467

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Buncombe County NC Limited Obligation	5.000%	06/01/2033	Aa2	$600,000	$690,612
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa2	365,000	415,166
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1	340,000	382,633
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa2	500,000	552,275
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1	750,000	824,250
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa3	1,500,000	1,653,705
Winston Salem NC Certificates of Participation	4.750	06/01/2031	Aa1	620,000	621,184
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	544,685

					7,498,528
AIRPORT BONDS
3.12% of Net Assets
Charlotte NC Douglas International Airport	5.000	07/01/2025	Aa3	1,000,000	1,018,530
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,250,632
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3	235,000	257,635
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3	1,480,000	1,610,062
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3	440,000	480,594

					4,617,453
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.58% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	228,472
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa2	500,000	561,075
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa2	1,385,000	1,548,485

					2,338,032
ESCROWED TO MATURITY BONDS
1.45% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2018	AAA@	1,000,000	1,048,010
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	915,000	1,094,679

					2,142,689
LEASE REVENUE BONDS
1.16% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2	1,500,000	1,717,500

MISCELLANEOUS REVENUE BONDS
.38% of Net Assets
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	569,120

Total Investments 98.73% of Net Assets (cost $144,388,855) (See (a) below for further explanation)					$146,215,003

Other assets in excess of liabilities 1.27%					1,886,558

Net Assets 100%					$148,101,561

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $144,388,855 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$3,666,880
Unrealized depreciation	(1,840,732)

Net unrealized appreciation	$1,826,148

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2016

Other Information

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	146,215,003
Level 3	Significant Unobservable Inputs	—

$146,215,003

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $144,388,855)		$146,215,003
Cash		1,127,142
Receivable for fund shares sold		111,950
Interest receivable		1,519,940

Total assets		148,974,035
LIABILITIES:
Payable for:
Distributions to shareholders	357,813
Fund shares redeemed	409,032
Investment advisory fee	59,753
Transfer agent fee	25,605
Accrued expenses	20,271

Total liabilities		872,474

NET ASSETS:
Capital		146,813,640
Accumulated net realized loss on investment transactions		(538,227)
Net unrealized appreciation in value of investments		1,826,148

Net assets at value		$148,101,561

NET ASSET VALUE, offering price and redemption price per share (12,998,561 shares outstanding; unlimited number of shares authorized; no par value)		$11.39

STATEMENT OF OPERATIONS

For the six months ended December 31, 2016

Net investment income:
Interest income	$2,552,863

Expenses:
Investment advisory fee	367,230
Transfer agent fee	94,427
Custodian expense	11,135
Professional fees	15,800
Trustees fees	7,398
Other expenses	25,944

Total expenses	521,934
Fees waived by Adviser	(95)
Custodian expense reduction	(85)

Net expenses	521,754

Net investment income	2,031,109

Realized and unrealized gain/(loss) on investments:
Net realized gain	25,657
Net change in unrealized appreciation/depreciation	(8,203,151)

Net realized and unrealized loss on investments	(8,177,494)

Net decrease in net assets resulting from operations	$(6,146,385)

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2016 and the year ended June 30, 2016	UNAUDITED

	Six Months Ended 12/31/2016	Year Ended 06/30/2016
Operations:
Net investment income	$2,031,109	$3,859,358
Net realized gain on investments	25,657	2,054
Net change in unrealized appreciation/depreciation	(8,203,151)	5,728,384

Net increase/(decrease) in net assets resulting from operations	(6,146,385)	9,589,796
Distributions from net investment income	(2,033,595)	(3,858,780)
Net fund share transactions (Note 4)	5,934,495	20,898,699

Total increase/(decrease)	(2,245,485)	26,629,715
Net assets:
Beginning of year	150,347,046	123,717,331

End of period	$148,101,561	$150,347,046

Accumulated Net Investment Income	$—	$3,143

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2016		For the years ended June 30,
			2016	2015	2014	2013	2012
Net asset value, beginning of year	$12.02		$11.53	$11.54	$11.31	$11.59	$10.92

Income from investment operations:
Net investment income	0.16		0.34	0.36	0.37	0.36	0.39
Net gains/(losses) on securities	(0.63)		0.49	(0.01)	0.24	(0.26)	0.67

Total from investment operations	(0.47)		0.83	0.35	0.61	0.10	1.06
Less distributions:
Distributions from net investment income	(0.16)		(0.34)	(0.36)	(0.37)	(0.36)	(0.39)
Distributions from capital gains	0.00		0.00	0.00	(0.01)	(0.02)	0.00

Total distributions	(0.16)		(0.34)	(0.36)	(0.38)	(0.38)	(0.39)

Net asset value, end of period	$11.39		$12.02	$11.53	$11.54	$11.31	$11.59

Total return	(3.95)%	(b)	7.28%	3.00%	5.57%	0.76%	9.87%
Net assets, end of period (in thousands)	$148,102		$150,347	$123,717	$98,879	$95,127	$88,304
Ratio of net expenses to average net assets (a)	0.69%	(c)	0.70%	0.71%	0.72%	0.71%	0.71%
Ratio of gross expenses to average net assets	0.69%	(c)	0.70%	0.71%	0.72%	0.71%	0.71%
Ratio of net investment income to average net assets	2.69%	(c)	2.87%	3.04%	3.29%	3.07%	3.46%
Portfolio turnover	3.10%	(b)	6.09%	4.56%	9.73%	3.59%	5.94%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
23.77% of Net Assets
Bertie County Limited Obligation	4.000%	06/01/2022	A1	$200,000	$215,524
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	AA*	150,000	164,846
Charlotte NC Certificate of Participation	5.000	12/01/2024	Aa2	250,000	297,018
Charlotte NC Certificates of Participation	4.000	06/01/2022	Aa1	125,000	137,171
Charlotte NC Certificates of Participation	4.000	06/01/2025	Aa1	300,000	328,395
Charlotte NC Certificates of Participation	5.000	06/01/2023	Aa1	625,000	727,600
Cumberland County NC Certificates of Participation	3.500	12/01/2020	Aa2	185,000	193,366
Cumberland County NC Certificates of Participation	5.000	12/01/2017	Aa2	350,000	361,925
Dare County NC Limited Obligation	4.000	06/01/2019	Aa3	100,000	105,648
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3	335,000	381,200
Durham NC Refunding	5.000	09/01/2022	Aaa	125,000	145,511
Johnston County NC Limited Obligation	5.000	06/01/2029	Aa2	350,000	404,807
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	226,750
Raleigh NC Limited Obligation Refunding	5.000	10/01/2023	Aa2	250,000	294,210
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1	225,000	235,874
Rockingham County NC Limited Obligation	5.000	04/01/2023	Aa3	250,000	290,043
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	115,020
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	191,172
Union County NC Limited Obligation	3.000	12/01/2018	Aa1	100,000	102,981
Warren County NC Limited Obligation	5.000	06/01/2023	A1	100,000	115,188

					5,034,249
PREREFUNDED BONDS
21.30% of Net Assets
Brunswick County NC Community College	4.250	05/01/2022	Aa2	125,000	126,363
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2	420,000	442,210
Cabarrus County NC Certificates of Participation	5.000	01/01/2021	Aa2	200,000	214,376
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3	150,000	155,058
Durham County NC Certificates of Participation	5.000	06/01/2020	Aa1	435,000	471,253
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1	240,000	260,002
Harnett County NC Certificates of Participation	5.000	12/01/2021	A1	200,000	207,208
Johnston NC Memorial Hospital Authority Mortgage Revenue	5.000	10/01/2018	A2	175,000	183,330
Moore County NC	5.000	06/01/2021	Aa3	200,000	221,972
Mooreville NC Certificates of Participation	4.125	09/01/2018	AA-*	250,000	255,045
NC Eastern Municipal Power Agency	5.250	01/01/2019	A3	550,000	572,473
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2	150,000	155,181
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	AAA@	45,000	48,170
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1	100,000	105,034
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1	155,000	167,368
Onslow NC Water & Sewer	4.250	06/01/2022	A3	150,000	156,419
Rockingham County NC Certificates of Participation	4.000	04/01/2019	Aa3	100,000	103,521
Rutherford County NC Certificates of Participation	5.000	12/01/2018	A1	205,000	212,388
Rutherford County NC Certificates of Participation	5.000	12/01/2020	A1	100,000	103,604
Rutherford NC Certificates of Participation	4.000	12/01/2019	A1	200,000	205,384
University of North Carolina	4.250	10/01/2021	A1	20,000	21,022
University of North Carolina	4.250	10/01/2021	A1	20,000	21,022
Wilmington NC Certificates of Participation	4.200	06/01/2019	Aa2	100,000	104,137

					4,512,540
MUNICIPAL UTILITY REVENUE BONDS
11.47% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2027	Aa3	350,000	414,586
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	407,100
Gastonia North Carolina Combined Utilities System	4.000	05/01/2023	Aa2	150,000	166,071
Monroe NC Certificates of Participation	4.000	03/01/2019	Aa3	100,000	104,986
Mooresville NC Limited Obligation	5.000	11/01/2021	AA-*	350,000	394,202
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	A2	205,000	218,811
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2018	A2	95,000	98,727

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Union County NC Enterprise System Revenue	4.000%	12/01/2022	Aa1	$100,000	$109,423
Wilson NC Certificates of Participation	5.000	05/01/2018	A1	160,000	161,910
Wilson NC Certificates of Participation	5.000	05/01/2022	A1	350,000	353,962

					2,429,778
SCHOOL IMPROVEMENT BONDS
10.91% of Net Assets
Cabarrus County NC Certificates of Participation	4.250	06/01/2017	Aa2	175,000	177,366
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2	100,000	106,798
Cabarrus County NC Limited Obligation	5.000	04/01/2024	Aa2	350,000	413,553
Davidson County NC Limited Obligation	5.000	06/01/2024	Aa3	200,000	236,636
Montgomery County NC Certificates of Participation	5.000	02/01/2017	A*	125,000	125,371
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3	150,000	159,449
New Hanover County North Carolina	4.000	02/01/2028	Aaa	100,000	110,302
Onslow County NC Limited Obligation	5.000	06/01/2023	Aa3	250,000	290,878
Onslow County NC Limited Obligation	4.000	10/01/2024	Aa3	350,000	389,389
Rutherford County NC Certificates of Participation	5.000	12/01/2017	A1	105,000	108,577
Wilkes County NC Limited Obligation	5.000	06/01/2024	A1	165,000	192,045

					2,310,364
PUBLIC FACILITIES REVENUE BONDS
6.82% of Net Assets
Charlotte NC Certificates of Participation	4.000	12/01/2022	Aa1	170,000	185,186
Chatham County NC Limited Obligation	5.000	11/01/2025	Aa2	500,000	594,705
Mecklenburg NC Certificate of Participation	5.000	02/01/2017	Aa1	60,000	60,187
Watauga NC Public Facillities Corporation Limited Obligation	5.000	06/01/2023	Aa3	275,000	312,774
Winston Salem NC Limited Obligation	5.000	06/01/2028	Aa1	250,000	290,793

					1,443,645
HOSPITAL AND HEALTHCARE BONDS
5.37% of Net Assets
NC Medical Care Caromont Health	3.250	02/15/2018	A1	370,000	378,406
NC Medical Care Duke University	5.000	06/01/2026	Aa2	165,000	187,485
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2025	Aa2	250,000	278,308
North Carolina State Medical Care Commission — Mission Health System	5.000	10/01/2024	Aa3	250,000	293,598

					1,137,797
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.10% of Net Assets
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa2	150,000	158,693
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1	120,000	123,694
NC State Capital Improvement Obligation	5.000	05/01/2021	Aa1	350,000	386,460
NC State Capital Improvement Obligation	4.000	05/01/2025	Aa1	105,000	111,323
Salisbury NC Certificates of Participation	5.000	03/01/2019	A3	145,000	154,666
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa1	125,000	145,683

					1,080,519
ESCROWED TO MATURITY BONDS
3.95% of Net Assets
Mecklenburg NC Certificate of Participation	5.000	02/01/2017	NR	45,000	45,140
NC Eastern Municipal Power Agency	5.000	01/01/2021	AAA@	125,000	140,588
NC Eastern Municipal Power Agency	6.000	01/01/2022	AAA@	125,000	149,283
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	220,000	263,201
NC Eastern Municipal Power Agency	6.500	01/01/2018	A3	100,000	105,133
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2018	AAA@	30,000	31,229
University NC Wilmington Certificates of Participation	4.000	06/01/2017	A1	100,000	101,264

					835,838
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.62% of Net Assets
Appalachian NC State University	5.000	10/01/2025	Aa3	235,000	281,737
University of NC at Greensboro	5.000	04/01/2025	Aa3	100,000	111,736

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
University of NC Wilmington Limited Obligation	5.000%	06/01/2024	A1	$265,000	$311,174
University of North Carolina	4.250	10/01/2021	A1	60,000	62,513

					767,160
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.57% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2021	A2	310,000	332,311

AD VALOREM PROPERTY BONDS
1.39% of Net Assets
Smithville Township NC	5.000	06/01/2024	A1	250,000	293,375

LEASE REVENUE BONDS
1.26% of Net Assets
Edgecombe County NC Limited Obligation	4.000	06/01/2022	A2	250,000	267,320

AIRPORT BONDS
.51% of Net Assets
Raleigh Durham NC Airport Authority	5.000	11/01/2017	Aa3	105,000	108,398

Total Investments 97.04% of Net Assets (cost $20,629,450) (See (a) below for further explanation)					$20,553,294

Other assets in excess of liabilities 2.96%					627,911

Net Assets 100%					$21,181,205

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $20,629,450 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$182,522
Unrealized depreciation	(258,678)

Net unrealized depreciation	$(76,156)

Other Information

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	20,553,294
Level 3	Significant Unobservable Inputs	—

$20,553,294

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016 UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $20,629,450)		$20,553,294
Cash		356,939
Receivable for fund shares sold		138,723
Interest receivable		168,847

Total assets		21,217,803
LIABILITIES:
Payable for:
Distributions to shareholders	5,961
Fund shares redeemed	5,116
Investment advisory fee	7,394
Transfer agent fee	2,695
Trustees fees	712
Legal fee	6,403
Audit fee	3,168
Accrued expenses	5,149

Total liabilities		36,598

NET ASSETS:
Capital		21,264,801
Accumulated net realized loss on investment transactions		(7,440)
Net unrealized depreciation in value of investments		(76,156)

Net assets at value		$21,181,205

NET ASSET VALUE, offering price and redemption price per share (1,980,976 shares outstanding; unlimited number of shares authorized; no par value)		$10.69

STATEMENT OF OPERATIONS

For the six months ended December 31, 2016

Net investment income:
Interest income	$270,588

Expenses:
Investment advisory fee	61,372
Transfer agent fee	17,359
Custodian expense	4,385
Professional fees	7,109
Trustees fees	1,215
Other expenses	7,003

Total expenses	98,443
Fees waived by Adviser	(5,848)
Custodian expense reduction	(33)

Net expenses	92,562

Net investment income	178,026

Realized and unrealized loss on investments:
Net realized loss	(5,860)
Net change in unrealized appreciation/depreciation	(805,301)

Net realized and unrealized loss on investments	(811,161)

Net decrease in net assets resulting from operations	$(633,135)

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2016 and the year ended June 30, 2016 UNAUDITED

	Six Months Ended 12/31/2016	Year Ended 06/30/2016
Operations:
Net investment income	$178,026	$372,463
Net realized loss on investments	(5,860)	(54)
Net change in unrealized appreciation/depreciation	(805,301)	243,375

Net increase/(decrease) in net assets resulting from operations	(633,135)	615,784
Distributions from net investment income	(178,026)	(372,463)
Net fund share transactions (Note 4)	(3,141,651)	427,588

Total increase/(decrease)	(3,952,812)	670,909
Net assets:
Beginning of year	25,134,017	24,463,108

End of period	$21,181,205	$25,134,017

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2016		For the years ended June 30,
			2016	2015	2014	2013	2012
Net asset value, beginning of year	$11.05		$10.94	$11.06	$11.00	$11.23	$10.93

Income from investment operations:
Net investment income	0.08		0.17	0.19	0.20	0.21	0.24
Net gains/(losses) on securities	(0.36)		0.11	(0.12)	0.08	(0.21)	0.30

Total from investment operations	(0.28)		0.28	0.07	0.28	0.00	0.54
Less distributions:
Distributions from net investment income	(0.08)		(0.17)	(0.19)	(0.20)	(0.21)	(0.24)
Distributions from capital gains	0.00		0.00	0.00	(0.02)	(0.02)	0.00

Total distributions	(0.08)		(0.17)	(0.19)	(0.22)	(0.23)	(0.24)

Net asset value, end of period	$10.69		$11.05	$10.94	$11.06	$11.00	$11.23

Total return	(2.55)%	(b)	2.59%	0.60%	2.53%	(0.06)%	4.98%
Net assets, end of period (in thousands)	$21,181		$24,463	$24,463	$25,952	$26,333	$24,734
Ratio of net expenses to average net assets (a)	0.76%	(c)	0.83%	0.83%	0.81%	0.78%	0.78%
Ratio of gross expenses to average net assets	0.81%	(c)	0.83%	0.83%	0.81%	0.78%	0.78%
Ratio of net investment income to average net assets	1.46%	(c)	1.69%	1.69%	1.80%	1.87%	2.15%
Portfolio turnover	3.03%	(b)	9.79%	9.79%	7.10%	10.19%	12.31%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
38.69% of Net Assets
Bristol TN Electric Revenue	5.000%	09/01/2038	AA-*	$1,525,000	$1,709,029
Chattanooga TN Electric Revenue	5.000	09/01/2035	AA+*	250,000	286,678
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA+*	1,825,000	2,076,357
Citizens Gas Utility District TN Gas Revenue	5.000	05/01/2029	A*	110,000	116,122
Clarksville TN Electric Systems Revenue	5.000	09/01/2028	Aa2	1,000,000	1,109,730
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2	480,000	528,005
Clarksville TN Electric Systems Revenue	5.000	09/01/2033	Aa2	2,000,000	2,194,840
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa2	500,000	559,665
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa2	1,000,000	1,109,890
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2034	Aa2	500,000	582,460
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2036	Aa2	500,000	577,280
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2041	Aa2	2,750,000	3,160,933
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	981,173
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	893,925
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2026	A3	1,000,000	1,009,510
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2031	A3	740,000	746,408
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA*	1,000,000	1,120,680
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA*	500,000	566,940
Knox Chapman TN Utility District	5.250	01/01/2036	AA-*	700,000	775,705
Knox Chapman TN Utility District	4.500	01/01/2027	AA-*	1,000,000	1,105,550
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	289,383
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	286,870
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	260,975
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	1,250,000	1,432,625
Memphis TN Electric System Revenue	4.000	12/01/2036	Aa2	230,000	240,546
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*	500,000	569,250
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA+*	500,000	564,295
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2033	AA+*	500,000	573,155
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*	3,085,000	3,413,460
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2030	Aa3	3,250,000	3,747,510
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2031	Aa3	500,000	576,215
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2033	Aa3	575,000	659,295
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2040	Aa3	2,265,000	2,566,562
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	765,000	832,029
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	546,665
West Wilson TN Utility District Waterworks	4.750	06/01/2028	NR	1,165,000	1,181,893
West Wilson Utility District TN Waterworks	5.000	06/01/2033	Aa3	1,170,000	1,283,935
White House TN Utility District Robertson & Sumner Counties Water & Sewer	4.000	01/01/2030	AA+*	1,000,000	1,094,910

					41,330,453
PREREFUNDED BONDS
19.94% of Net Assets
Blount County TN Public Building Authority Local Government	5.000	06/01/2025	Aa2	100,000	108,309
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2	1,500,000	1,624,635
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2	750,000	807,698
Blount County TN Public Building Authority Local Government	5.000	06/01/2032	Aa3	750,000	762,645
Chattanooga TN Electric Revenue	5.000	09/01/2026	AA+*	250,000	261,145
Citizens Gas Utility District TN Gas Revenue	5.000	05/01/2029	NR	140,000	151,204
Clarksville TN Electric System Revenue Bonds	5.000	09/01/2032	Aa2	1,250,000	1,282,838
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,638,781
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	270,020
Harpeth Valley TN Utilities District	5.000	09/01/2032	Aa3	1,420,000	1,457,786
Jackson TN Energy Authority Gas System Revenue Bonds	5.000	10/01/2028	Aa2	1,000,000	1,029,750
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	AA-*	145,000	145,247
Metropolitan Government Nashville & Davidson County TN	4.750	05/15/2028	AA+*	460,000	482,264
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2025	Aa2	3,000,000	3,116,670

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Metropolitan Government Nashville & Davidson County TN	5.000%	05/15/2017	Aa2	$205,000	$208,122
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2	35,000	35,533
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2028	Aa2	205,000	208,122
Metropolitan Government Nashville & Davidson County TN	5.000	10/01/2034	NR	210,000	229,148
Pigeon Forge TN	4.900	06/01/2028	Aa3	725,000	762,214
Shelby County TN Health Education and Housing Facilities	5.250	09/01/2027	A1	1,000,000	1,046,750
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	360,000	395,096
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1	1,000,000	1,050,750
TN State School Board Authority Higher Education Facilities	5.000	05/01/2034	Aa1	500,000	540,855
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	NR	235,000	247,058
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	Aa1	1,065,000	1,120,519
West Wilson TN Utility District Waterworks	4.750	06/01/2028	NR	1,295,000	1,315,267

					21,298,426
PUBLIC FACILITIES REVENUE BONDS
10.32% of Net Assets
Memphis Shelby County Sports Authority	5.250	11/01/2026	Aa3	500,000	548,055
Memphis Shelby County Sports Authority	5.250	11/01/2027	Aa3	750,000	822,960
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	918,728
Metropolitan Government Nashville & Davidson County Convention	5.000	07/01/2026	A1	630,000	684,495
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3	1,500,000	1,703,955
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3	755,000	845,094
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	600,000	671,178
Pigeon Forge Industrial Development Board	5.000	06/01/2027	AA*	1,400,000	1,560,454
Pigeon Forge Industrial Development Board	5.000	06/01/2029	AA*	2,120,000	2,343,215
Pigeon Forge Industrial Development Board	5.000	06/01/2034	AA*	850,000	924,630

					11,022,764
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.13% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	224,136
Metropolitan Government Nashville & Davidson County Vanderbilt	5.000	10/01/2028	Aa2	1,150,000	1,312,380
Metropolitan Government Nashville & Davidson County Vanderbilt	5.000	10/01/2034	Aa2	790,000	863,604
Shelby County TN Health Education & Housing Facilities Board	5.000	08/01/2030	A1	500,000	556,585
Shelby County TN Health Education & Housing Facilities Board	5.000	08/01/2040	A1	650,000	729,437
TN State School Bond Authority	5.000	11/01/2043	Aa1	1,000,000	1,124,530
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1	1,400,000	1,604,708
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,275,100

					8,690,480
REFUNDING BONDS
6.58% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	200,000	231,008
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	A2	1,000,000	1,029,060
Manchester TN Refunding General Obligation	5.000	06/01/2038	A2	100,000	108,691
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	567,165
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	281,668
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,153,380
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	284,808
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	282,710
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	561,260
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2033	Aa2	750,000	877,958
Pigeon Forge TN	4.900	06/01/2028	Aa3	275,000	287,207
Shelby County TN Refunding Series A	5.000	03/01/2026	Aa1	1,200,000	1,365,816

					7,030,731
HOSPITAL AND HEALTHCARE BONDS
6.03% of Net Assets
Chattanooga TN Health Educational and Housing Facilities Board	5.000	01/01/2033	A3	500,000	541,695

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Jackson TN Hospital Revenue Jackson Madison County Hospital	5.000%	04/01/2036	A1	$500,000	$544,725
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	1,705,000	1,874,051
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	1,030,750
Rutherford County TN Health & Educational Facilities Ascension Health	5.000	11/15/2040	Aa2	1,500,000	1,619,835
Shelby County TN Health Education and Housing Facilities	5.000	05/01/2027	A1	750,000	834,375

					6,445,431
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.11% of Net Assets
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3	625,000	685,525
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2	850,000	939,361
Springfield TN Public Improvement	4.500	03/01/2024	A1	565,000	633,337

					2,258,223
STATE AND LOCAL MORTGAGE/HOUSING BONDS
2.07% of Net Assets
TN Housing Development Agency	5.000	07/01/2029	Aa1	350,000	355,751
TN Housing Development Agency Homeownership	5.000	07/01/2029	Aa1	455,000	466,047
TN Housing Development Agency Homeownership	4.700	07/01/2027	Aa1	855,000	879,188
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	490,000	515,093

					2,216,079
AIRPORT BONDS
1.83% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	901,384
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	280,105
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	700,000	777,735

					1,959,224
SCHOOL IMPROVEMENT BONDS
1.45% of Net Assets
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,545,009

INDUSTRIAL REVENUE BONDS
0.88% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3	850,000	938,375

ESCROWED TO MATURITY BONDS
.05% of Net Assets
Johnson City TN Health & Educational Facilities Medical Center	5.000	07/01/2018	AA-*	50,000	50,106

Total Investments 98.08% of Net Assets (cost $101,657,216) (See (a) below for further explanation)					$104,785,301

Other assets in excess of liabilities 1.92%					2,047,724

Net Assets 100%					$106,833,025

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $101,657,216 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$3,811,886
Unrealized depreciation	(683,801)

Net unrealized appreciation	$3,128,085

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2016

Other Information

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	104,785,301
Level 3	Significant Unobservable Inputs	—

$104,785,301

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES	UNAUDITED

December 31, 2016

ASSETS:
Investments in securities, at fair value (Cost: $101,657,216)		$104,785,301
Cash		1,086,515
Receivable for fund shares sold		74,970
Interest receivable		1,374,997

Total assets		107,321,783
LIABILITIES:
Payable for:
Distributions to shareholders	241,126
Fund shares redeemed	137,789
Investment advisory fee	44,285
Transfer agent fee	11,272
Trustees fees	1,590
Audit fee	20,869
Legal fee	11,134
Accrued expenses	20,693

Total liabilities		488,758

NET ASSETS:
Capital		104,361,403
Accumulated net realized loss on investment transactions		(656,463)
Net unrealized appreciation in value of investments		3,128,085

Net assets at value		$106,833,025

NET ASSET VALUE, offering price and redemption price per share (9,425,034 shares outstanding; unlimited number of shares authorized; no par value)		$11.34

STATEMENT OF OPERATIONS

For the six months ended December 31, 2016

Net investment income:
Interest income	$1,971,941

Expenses:
Investment advisory fee	279,644
Transfer agent fee	70,895
Custodian expense	9,734
Professional fees	12,005
Trustees fees	5,621
Other expenses	19,096

Total expenses	396,995
Fees waived by Adviser	(1,618)
Custodian expense reduction	(74)

Net expenses	395,303

Net investment income	1,576,638

Realized and unrealized loss on investments:
Net realized loss	(70,662)
Net change in unrealized appreciation/depreciation	(5,363,488)

Net realized and unrealized loss on investments	(5,434,150)

Net decrease in net assets resulting from operations	$(3,857,512)

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS	UNAUDITED

For the six months ended December 31, 2016 and the year ended June 30, 2016

	Six Months Ended 12/31/2016	Year Ended 06/30/2016
Operations:
Net investment income	$1,576,638	$3,322,990
Net realized gain/(loss) on investments	(70,662)	54,354
Net change in unrealized appreciation/depreciation	(5,363,488)	3,628,186

Net increase/(decrease) in net assets resulting from operations	(3,857,512)	7,005,530
Distributions from net investment income	(1,576,638)	(3,322,990)
Net fund share transactions (Note 4)	(4,563,499)	3,475,886

Total increase/(decrease)	(9,997,649)	7,158,426
Net assets:
Beginning of year	116,830,674	109,672,248

End of period	$106,833,025	$116,830,674

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2016		For the years ended June 30,
			2016	2015	2014	2013	2012
Net asset value, beginning of year	$11.89		$11.51	$11.55	$11.27	$11.56	$11.04

Income from investment operations:
Net investment income	0.16		0.34	0.36	0.37	0.36	0.40
Net gains/(losses) on securities	(0.55)		0.38	(0.04)	0.28	(0.29)	0.52

Total from investment operations	(0.39)		0.72	0.32	0.65	0.07	0.92
Less distributions:
Distributions from net investment income	(0.16)		(0.34)	(0.36)	(0.37)	(0.36)	(0.40)

Net asset value, end of period	$11.34		$11.89	$11.51	$11.55	$11.27	$11.56

Total return	(3.27)%	(b)	6.40%	2.77%	5.86%	0.56%	8.44%
Net assets, end of period (in thousands)	$106,833		$116,831	$109,672	$104,894	$105,696	$100,583
Ratio of net expenses to average net assets (a)	0.70%	(c)	0.71%	0.70%	0.71%	0.65%	0.70%
Ratio of gross expenses to average net assets	0.70%	(c)	0.71%	0.70%	0.71%	0.69%	0.70%
Ratio of net investment income to average net assets	2.82%	(c)	2.96%	3.08%	3.25%	3.10%	3.50%
Portfolio turnover	3.57%	(b)	9.67%	7.01%	14.44%	7.37%	8.39%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
24.77% of Net Assets
Blount County TN Public Building Authority	4.000%	06/01/2020	Aa2	$150,000	$158,835
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2	175,000	189,541
Chattanooga TN Electric Revenue	5.000	09/01/2021	AA+*	400,000	417,640
Memphis TN	5.000	04/01/2024	Aa2	200,000	202,010
Memphis TN General Improvement	5.000	04/01/2022	Aa2	185,000	199,672
Memphis TN General Obligation	5.000	05/01/2020	Aa2	250,000	270,428
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2019	Aa2	200,000	207,778
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	NR	35,000	35,524
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2019	Aa2	215,000	218,275
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	NR	140,000	151,004
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	NR	20,000	22,096
Robertson County TN School	4.000	06/01/2020	Aa3	250,000	259,640
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2020	A1	400,000	418,700

					2,751,143
PUBLIC FACILITIES REVENUE BONDS
17.30% of Net Assets
Memphis TN Center City Revenue Finance Corporation	5.250	11/01/2025	Aa3	100,000	114,213
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2021	Aa3	100,000	107,158
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3	220,000	237,303
Memphis TN Center City Revenue Finance Corporation Sports Facility	5.000	02/01/2026	Aa3	100,000	114,672
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	Aa3	275,000	283,429
Metropolitan Government Nashville & Davidson County TN Convention	3.750	07/01/2018	A1	100,000	103,301
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3	190,000	223,689
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3	195,000	228,277
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3	125,000	145,195
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	175,000	195,760
Pigeon Forge Public Facilities	5.000	06/01/2023	AA*	150,000	168,401

					1,921,398
MUNICIPAL UTILITY REVENUE BONDS
15.77% of Net Assets
Castalian Springs — Bethpage TN Waterworks	3.000	01/01/2019	A+*	260,000	263,286
Chattanooga TN Electric Revenue	5.000	09/01/2023	AA+*	250,000	294,213
Columbia TN Electric System Revenue	5.000	09/01/2021	Aa3	165,000	174,511
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2024	AA*	225,000	251,579
Johnson City TN Electric Revenue	4.000	05/01/2022	Aa2	100,000	100,823
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2	50,000	51,895
Knoxville TN Gas Revenue	4.000	03/01/2025	Aa2	240,000	263,335
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.250	01/01/2019	Aa2	125,000	134,575
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2026	Aa3	100,000	116,025
New Market Utility District Jefferson County TN Waterworks	4.000	06/01/2017	A3	100,000	101,171

					1,751,413
REFUNDING BONDS
12.40% of Net Assets
Memphis TN General Improvement	5.000	11/01/2023	Aa2	350,000	410,904
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2021	Aa2	175,000	193,991
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2	110,000	117,022
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2	80,000	87,425
Polk County TN Refinancing	5.000	05/01/2020	A2	150,000	151,796
Rhea County TN	3.000	04/01/2018	A1	200,000	203,858

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Unicoi County TN Refunding	5.250%	04/01/2019	A1	$200,000	$212,464

					1,377,460
SCHOOL IMPROVEMENT BONDS
9.88% of Net Assets
Gibson County Special School District	5.000	04/01/2021	AA*	250,000	281,293
Kingsport TN General Obligation Unlimited	4.000	09/01/2028	Aa2	100,000	108,948
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	215,714
Rhea County TN	4.000	04/01/2025	A1	250,000	266,568
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA*	100,000	106,089
Sumner County TN	5.000	12/01/2025	AA+*	100,000	119,046

					1,097,658
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.89% of Net Assets
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2019	A+*	350,000	371,105
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	145,491
Shelby County TN Health Educational & Housing Facilities Rhodes College	5.000	08/01/2022	A1	120,000	137,909

					654,505
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.62% of Net Assets
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	145,000	146,431
Gallatin County Capital Outlay Notes	4.625	01/01/2019	AA+*	100,000	106,409
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2	100,000	102,883
Sevier County TN Public Building Authority	5.000	06/01/2018	AA-*	150,000	157,692

					513,415
STATE AND LOCAL MORTGAGE/HOUSING BONDS
2.78% of Net Assets
TN Housing Development Agency	4.800	07/01/2024	Aa1	115,000	117,996
TN Housing Development Agency Homeownership Program	1.900	07/01/2019	Aa1	190,000	190,416

					308,412
HOSPITAL AND HEALTHCARE BONDS
2.52% of Net Assets
Shelby County TN Health Educational & Housing Facilities	4.250	09/01/2020	A-*	265,000	279,567

AIRPORT BONDS
.99% of Net Assets
Metropolitan Nashville Airport Authority	4.000	07/01/2023	A1	100,000	109,833

ESCROWED TO MATURITY BONDS
.23% of Net Assets
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	25,000	25,251

Total Investments 97.15% of Net Assets (cost $10,731,127) (See (a) below for further explanation)					$10,790,055

Other assets in excess of liabilities 2.85%					316,858

Net Assets 100%					$11,106,913

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All	ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $10,731,127 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$115,039
Unrealized depreciation	(56,111)

Net unrealized appreciation	$58,928

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2016

Other Information

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,790,055
Level 3	Significant Unobservable Inputs	—

$10,790,055

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $10,731,127)		$10,790,055
Cash		198,703
Interest receivable		134,660

Total assets		11,123,418
LIABILITIES:
Payable for:
Distributions to shareholders	2,892
Fund shares redeemed	3,035
Investment advisory fee	3,455
Transfer agent fee	1,500
Trustees fees	303
Accrued expenses	5,320

Total liabilities		16,505

NET ASSETS:
Capital		11,275,689
Accumulated net realized loss on investment transactions		(227,704)
Net unrealized appreciation in value of investments		58,928

Net assets at value		$11,106,913

NET ASSET VALUE, offering price and redemption price per share (1,047,190 shares outstanding; unlimited number of shares authorized; no par value)		$10.61

STATEMENT OF OPERATIONS

For the six months ended December 31, 2016

Net investment income:
Interest income	$132,759

Expenses:
Investment advisory fee	28,465
Transfer agent fee	8,540
Custodian expense	3,524
Professional fees	1,183
Trustees fees	554
Registration fees	2,518
Pricing	2,507
Other expenses	2,300

Total expenses	49,591
Fees waived by Adviser	(4,741)
Custodian expense reduction	(27)

Net expenses	44,823

Net investment income	87,936

Realized and unrealized loss on investments:
Net change in unrealized appreciation/depreciation	(335,414)

Net realized and unrealized loss on investments	(335,414)

Net decrease in net assets resulting from operations	$(247,478)

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2016 and the year ended June 30, 2016	UNAUDITED

	Six Months Ended 12/31/2016	Year Ended 06/30/2016
Operations:
Net investment income	$87,936	$166,771
Net realized gain on investments	—	6,408
Net change in unrealized appreciation/depreciation	(335,414)	190,782

Net increase/(decrease) in net assets resulting from operations	(247,478)	363,961
Distributions from net investment income	(87,936)	(166,771)
Net fund share transactions (Note 4)	101,876	109,789

Total increase/(decrease)	(233,538)	306,979
Net assets:
Beginning of year	11,340,451	11,033,472

End of period	$11,106,913	$11,340,451

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2016		For the years ended June 30,
			2016	2015	2014	2013	2012
Net asset value, beginning of year	$10.93		$10.74	$10.81	$10.75	$11.01	$10.85

Income from investment operations:
Net investment income	0.08		0.16	0.18	0.19	0.20	0.24
Net gains/(losses) on securities both realized and unrealized	(0.32)		0.19	(0.07)	0.06	(0.26)	0.16

Total from investment operations	(0.24)		0.35	0.11	0.25	(0.06)	0.40
Less distributions:
Distributions from net investment income	(0.08)		(0.16)	(0.18)	(0.19)	(0.20)	(0.24)

Net asset value, end of period	$10.61		$10.93	$10.74	$10.81	$10.75	$11.01

Total return	(2.17)%	(b)	3.28%	0.99%	2.36%	(0.53)%	3.74%
Net assets, end of period (in thousands)	$11,107		$11,340	$11,033	$10,785	$11,021	$12,026
Ratio of net expenses to average net assets (a)	0.79%	(c)	0.86%	0.85%	0.86%	0.86%	0.87%
Ratio of gross expenses to average net assets	0.87%	(c)	0.86%	0.85%	0.86%	0.86%	0.87%
Ratio of net investment income to average net assets	1.56%	(c)	1.47%	1.64%	1.78%	1.86%	2.21%
Portfolio turnover	0.82%	(b)	7.37%	14.32%	11.38%	20.56%	1.86%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
62.11% of Net Assets
Federal Farm Credit Bank	5.250%	10/25/2022	Aaa	$1,500,000	$1,748,748
Federal Farm Credit Bank	5.050	12/21/2021	Aaa	370,000	421,629
Federal Farm Credit Bank	5.840	07/20/2022	Aaa	2,650,000	3,144,442
Federal Farm Credit Bank	5.250	05/10/2022	Aaa	2,000,000	2,300,634
Federal Farm Credit Bank	5.125	11/28/2022	Aaa	2,000,000	2,325,396

					9,940,849
FEDERAL HOME LOAN BANK
31.47% of Net Assets
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,750,000	2,098,822
Federal Home Loan Bank	5.000	12/10/2021	Aaa	500,000	569,733
Federal Home Loan Bank	5.750	06/10/2022	Aaa	2,000,000	2,369,390

					5,037,945
FEDERAL NATIONAL MORTGAGE ASSOCIATION
5.48% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa	750,000	877,166

Total Investments 99.06% of Net Assets (cost $15,026,174) (See (a) below for further explanation)					$15,855,960

Other assets in excess of liabilities .94%					150,977

Net Assets 100%					$16,006,937

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $15,026,174 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$829,786
Unrealized depreciation	—

Net unrealized appreciation	$829,786

Other Information

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$15,855,960
Level 3	Significant Unobservable Inputs	—

$15,855,960

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $15,026,174)		$15,855,960
Cash		4,612
Interest receivable		168,775

Total assets		16,029,347
LIABILITIES:
Payable for:
Distributions to shareholders	6,458
Fund shares redeemed	360
Investment advisory fee	2,652
Transfer agent fee	4,419
Trustee fee	1,018
Accrued expenses	7,503

Total liabilities		22,410

NET ASSETS:
Capital		15,352,312
Accumulated net realized loss on investment transactions		(175,161)
Net unrealized appreciation in value of investments		829,786

Net assets at value		$16,006,937

NET ASSET VALUE, offering price and redemption price per share (1,565,110 shares outstanding; unlimited number of shares authorized; no par value)		$10.23

STATEMENT OF OPERATIONS

For the six months ended December 31, 2016

Net investment income:
Interest income	$254,191

Expenses:
Investment advisory fee	16,932
Transfer agent fee	12,699
Custodian expense	4,243
Professional fees	1,800
Printing expense	3,510
Pricing	2,507
Registration fees	2,436
Trustees fees	843
Other expenses	3,364

Total expenses	48,334
Custodian expense reduction	(33)

Net expenses	48,301

Net investment income	205,890

Realized and unrealized gain/(loss) on investments:
Net realized gain	15,723
Net change in unrealized appreciation/depreciation	(761,741)

Net realized and unrealized loss on investments	(746,018)

Net decrease in net assets resulting from operations	$(540,128)

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2016 and the year ended June 30, 2016	UNAUDITED

	Six Months Ended 12/31/2016	Year Ended 06/30/2016
Operations:
Net investment income	$205,890	$445,511
Net realized gain on investments	15,723	93,021
Net change in unrealized appreciation/depreciation	(761,741)	602,867

Net increase/(decrease) in net assets resulting from operations	(540,128)	1,141,399
Distributions from net investment income	(205,890)	(445,511)
Net fund share transactions (Note 4)	(723,527)	(1,947,283)

Total decrease	(1,469,545)	(1,251,395)
Net assets:
Beginning of year	17,476,482	18,727,877

End of period	$16,006,937	$17,476,482

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2016		For the years ended June 30,
			2016	2015	2014	2013	2012
Net asset value, beginning of year	$10.70		$10.29	$10.25	$10.05	$10.58	$9.96

Income from investment operations:
Net investment income	0.13		0.26	0.26	0.28	0.30	0.34
Net gains/(losses) on securities	(0.47)		0.41	0.04	0.20	(0.53)	0.62

Total from investment operations	(0.34)		0.67	0.30	0.48	(0.23)	0.96
Less distributions:
Distributions from net investment income	(0.13)		(0.26)	(0.26)	(0.28)	(0.30)	(0.34)

Net asset value, end of period	$10.23		$10.70	$10.29	$10.25	$10.05	$10.58

Total return	(3.21)%	(b)	6.57%	2.96%	4.89%	(2.34)%	9.72%
Net assets, end of period (in thousands)	$16,007		$17,476	$18,728	$21,224	$23,395	$25,830
Ratio of net expenses to average net assets (a)	0.57%	(c)	0.53%	0.51%	0.56%	0.48%	0.52%
Ratio of gross expenses to average net assets	0.57%	(c)	0.53%	0.51%	0.56%	0.54%	0.52%
Ratio of net investment income to average net assets	2.45%	(c)	2.47%	2.54%	2.81%	2.77%	3.25%
Portfolio turnover	0.00%	(b)	0.00%	2.44%	15.33%	16.02%	8.94%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction. No recovery of these waivers and reductions will be sought.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
30.38% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800%	06/01/2030	Aa2	$250,000	$278,236
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2	150,000	169,185
Franklin County OH Convention Facilities Authority	6.640	12/01/2042	Aa2	240,000	291,624
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	425,000	479,107
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	90,000	117,140
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa2	750,000	841,433
Pompano Beach FL Certificates of Participation	5.579	01/01/2040	A1	225,000	235,773
Rhode Island Convention Center	6.060	05/15/2035	Aa3	70,000	83,160
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*	710,000	828,853

					3,324,511
MUNICIPAL UTILITY REVENUE BONDS
27.38% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	425,000	480,509
American Municipal Power OhioIncoporated	7.834	02/15/2041	A2	110,000	155,969
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	Aa3	40,000	45,714
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	66,419
Heber UT Light & Power Build America	7.000	12/15/2030	A2	375,000	416,959
Metrolpolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3	200,000	262,916
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	382,476
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA*	500,000	543,395
West Knox Utilities District Knox County TN Water and Sewer	6.900	06/01/2040	AA+*	400,000	470,044
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2	60,000	62,456
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	109,691

					2,996,548
SCHOOL IMPROVEMENT BONDS
14.62% of Net Assets
Armstrong School District PA Build America	7.000	03/15/2041	AA*	750,000	858,473
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2	400,000	457,608
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3	250,000	283,943

					1,600,024
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
11.81% of Net Assets
KY State Property & Buildings Build America	5.921	11/01/2030	Aa3	250,000	284,613
Lakeland FL Capital Improvement Revenue	6.029	10/01/2040	Aa3	160,000	186,419
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	425,000	473,148
Scottsboro AL Build America Bonds	6.400	11/01/2040	A2	250,000	275,990
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	72,487

					1,292,657
HOSPITAL AND HEALTHCARE BONDS
4.53% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa2	185,000	220,339
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3	250,000	275,500

					495,839
TURNPIKES/TOLLROAD/HIGHWAY BONDS
3.77% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa2	300,000	332,187
MS Development Bank Special Obligation Build America	6.413	01/01/2040	Aa3	65,000	79,819

					412,006
MARINA/PORT AUTHORITY BONDS
2.47% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3	200,000	269,958

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SALES TAX REVENUE
2.24% of Net Assets
Amarillo TX Hotel Occupancy Tax Revenue	4.250%	08/15/2043	AA*	$250,000	$245,295

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.13% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	123,274

Total Investments 98.33% of Net Assets (cost $9,690,918) (See (a) below for further explanation)					$10,760,112

Other assets in excess of liabilities 1.67%					182,236

Net Assets 100%					$10,942,348

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $9,690,918 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,100,698
Unrealized depreciation	(31,504)

Net unrealized appreciation	$1,069,194

Other Information

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,760,112
Level 3	Significant Unobservable Inputs	—

$10,760,112

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $9,690,918)		$10,760,112
Cash		96,797
Interest receivable		130,023

Total assets		10,986,932
LIABILITIES:
Payable for:
Distributions to shareholders	37,346
Fund shares redeemed	307
Investment advisory fee	3,022
Transfer agent fee	1,324
Trustees fees	77
Accrued expenses	2,508

Total liabilities		44,584

NET ASSETS:
Capital		9,878,167
Accumulated net realized loss on investment transactions		(5,013)
Net unrealized appreciation in value of investments		1,069,194

Net assets at value		$10,942,348

NET ASSET VALUE, offering price and redemption price per share (1,047,079 shares outstanding; unlimited number of shares authorized; no par value)		$10.45

STATEMENT OF OPERATIONS

For the six months ended December 31, 2016

Net investment income:
Interest income	$322,709

Expenses:
Investment advisory fee	29,582
Transfer agent fee	8,875
Custodian expense	4,377
Professional fees	2,253
Trustees fees	585
Other expenses	4,836

Total expenses	50,508
Fees waived by Adviser	(4,559)
Custodian expense reduction	(33)

Net expenses	45,916

Net investment income	276,793

Realized and unrealized gain/(loss) on investments:
Net realized gain	29,987
Net change in unrealized appreciation/depreciation	(526,522)

Net realized and unrealized loss on investments	(496,535)

Net decrease in net assets resulting from operations	$(219,742)

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended December 31, 2016 and the year ended June 30, 2016	UNAUDITED

	Six Months Ended 12/31/2016	Year Ended 06/30/2016
Operations:
Net investment income	$276,793	$545,161
Net realized gain on investments	29,987	66,135
Net change in unrealized appreciation/depreciation	(526,522)	431,560

Net increase/(decrease) in net assets resulting from operations	(219,742)	1,042,856
Distributions from net investment income	(276,793)	(545,161)
Distributions from capital gains	(74,266)	—
Net fund share transactions (Note 4)	(667,310)	380,217

Total increase/(decrease)	(1,238,111)	877,912
Net assets:
Beginning of year	12,180,459	11,302,547

End of period	$10,942,348	$12,180,459

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2016		For the years ended June 30,
			2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.98		$10.53	$10.57	$10.45	$10.82	$9.65

Income from investment operations:
Net investment income	0.26		0.50	0.52	0.51	0.51	0.52
Net gains/(losses) on securities	(0.53)		0.45	(0.04)	0.18	(0.36)	1.17

Total from investment operations	(0.27)		0.95	0.48	0.69	0.15	1.69
Less distributions:
Distributions from net investment income	(0.26)		(0.50)	(0.52)	(0.51)	(0.51)	(0.52)
Distributions from capital gains	0.00		0.00	0.00	(0.06)	(0.01)	0.00

Total distributions	(0.26)		(0.50)	(0.52)	(0.57)	(0.52)	(0.52)

Net asset value, end of period	$10.45		$10.98	$10.53	$10.57	$10.45	$10.82

Total return	(1.92)%	(b)	9.29%	4.49%	6.90%	1.35%	17.77%	(b)
Net assets, end of period (in thousands)	$10,942		$12,180	$11,303	$12,369	$16,006	$16,042
Ratio of net expenses to average net assets (a)	0.78%	(c)	0.86%	0.83%	0.89%	0.83%	0.85%	(c)
Ratio of gross expenses to average net assets	0.86%	(c)	0.86%	0.83%	0.89%	0.83%	0.86%	(c)
Ratio of net investment income to average net assets	4.73%	(c)	4.71%	4.80%	4.95%	4.71%	4.95%	(c)
Portfolio turnover	3.70%	(b)	10.55%	8.45%	9.71%	9.57%	0.00%	(b)

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in their respective states of Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the nine municipal bond funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Trust’s Board of Trustee’s Valuation Committee. The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Trust’s investments (the “Valuation Procedures”). Pursuant to the Valuation

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

1.	Organization and Significant Accounting Policies, continued

Procedures, the Board has delegated to a valuation committee, consisting of all of the Trustees the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Trust’s securities or other assets. The Valuation Committee convenes as needed and reviews the valuation of all assets which have been fair valued for reasonableness. Shares of open-end mutual funds in which the Funds invest, if any, are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820, “Fair Value Measurements and Disclosures”. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1:	Unadjusted quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The aggregate value by input level, as of December 31, 2016, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments. The Funds recognize transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the period ended December 31, 2016.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended December 31, 2016. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions for all open tax years and all major jurisdictions, and has concluded that as of December 31, 2016, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Funds recognize interest and penalties, they are included in interest expense and

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

1.	Organization and Significant Accounting Policies, continued

other expenses, respectively, in the Statement of operations. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last three tax year ends and the interim tax period since then).

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Any net realized long term capital gains are distributed annually to shareholders. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAPP.

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly for:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of these financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after December 31, 2016 have been evaluated by the Adviser for potential impact to this report through the date the financial statements were issued. The Adviser has determined that there were no material subsequent events that require recognition or disclosure in the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds’ portfolios.Under the terms of the Investment Advisory Agreements, the Funds (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets between $500,000,001 and 750,000,000; and .30 of 1% of the average daily net assets between $750,000,001 and 1,000,000,000; and .25 of 1% of the average daily net assets in excess of $1,000,000,000. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued

For the six months ended December 31, 2016, fees voluntarily waived by the Adviser were as follows:

Fees waived by Adviser
Alabama Tax-Free Income Series	$10,152
Kentucky Tax-Free Short-to-Medium Series	6,201
Mississippi Tax-Free Income Series	9,283
North Carolina Tax-Free Income Series	95
North Carolina Tax-Free Short-to-Medium Series	5,848
Tennessee Tax-Free Income Series	1,618
Tennessee Tax-Free Short-to-Medium Series	4,741
Taxable Municipal Bond Series	4,559

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 of average net assets and .12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

For the six months ended December 31, 2016, each member of the Board of Trustees who is not an “interested person” of the Funds (the “Independent Trustees”), as defined by the 1940 Act, received a fee of $25,000 per year plus $2,000 for each Audit Committee meeting attended. In addition, all Independent Trustees are reimbursed by the Funds for all reasonable out-of-pocket expenses incurred by them in performing their duties. The fees are allocated on an average net asset basis for each Fund. The Independent Trustees fees for each Fund are disclosed on the Funds’ Statement of Operations.

3.	Purchases and Sales of Securities

During the six months ended December 31, 2016, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$1,306,424	$1,813,169
Kentucky Tax-Free Income Series	58,527,381	60,265,162
Kentucky Tax-Free Short-to-Medium Series	9,225,254	12,264,765
Mississippi Tax-Free Income Series	1,052,478	598,708
North Carolina Tax-Free Income Series	13,336,793	4,632,465
North Carolina Tax-Free Short-to-Medium Series	722,823	3,762,336
Tennessee Tax-Free Income Series	3,963,212	9,055,841
Tennessee Tax-Free Short-to-Medium Series	517,590	90,000
Intermediate Government Bond Series	-0-	297,686
Taxable Municipal Bond Series	422,522	536,460

4.	Capital Shares

As of December 31, 2016 and June 30, 2016, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2016		Year Ended June 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	163,972	$2,064,136	330,008	$4,138,437
Shares reinvested	16,595	205,770	32,626	409,976
Shares redeemed	(238,183)	(2,936,575)	(125,116)	(1,566,683)
Net increase/(decrease)	(57,616)	$(666,669)	237,518	$2,981,730

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

4.	Capital Shares, continued

KENTUCKY TAX-FREE INCOME SERIES	Six Months Ended December 31, 2016		Year Ended June 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	7,667,672	$60,479,880	8,721,953	$69,077,836
Shares reinvested	1,121,160	8,761,090	2,313,486	18,380,958
Shares redeemed	(7,973,375)	(62,655,471)	(10,507,020)	(83,116,232)
Net increase	815,457	$6,585,499	528,419	$4,342,562

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2016		Year Ended June 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	3,851,713	$20,444,317	4,222,604	$22,772,484
Shares reinvested	71,438	382,619	172,866	932,860
Shares redeemed	(4,486,455)	(23,869,609)	(3,727,024)	(20,131,344)
Net increase/(decrease)	(563,304)	$(3,042,673)	668,446	$3,574,000

MISSISSIPPI TAX-FREE INCOME SERIES	Six Months Ended December 31, 2016		Year Ended June 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	121,566	$1,498,929	65,087	$797,613
Shares reinvested	4,666	56,853	9,347	115,180
Shares redeemed	(50,245)	(619,869)	(65,257)	(799,035)
Net increase	75,987	$935,913	9,177	$113,758

NORTH CAROLINA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2016		Year Ended June 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,498,090	$17,534,944	2,991,113	$35,075,635
Shares reinvested	114,795	1,332,915	215,757	2,542,539
Shares redeemed	(1,125,385)	(12,933,364)	(1,425,542)	(16,719,475)
Net increase	487,500	$5,934,495	1,781,328	$20,898,699

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2016		Year Ended June 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	156,245	$1,704,280	317,756	$3,497,671
Shares reinvested	12,098	131,621	26,967	296,253
Shares redeemed	(461,797)	(4,977,552)	(306,621)	(3,366,336)
Net increase/(decrease)	(293,454)	$(3,141,651)	38,102	$427,588

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

4.	Capital Shares, continued

TENNESSEE TAX-FREE INCOME SERIES	Six Months Ended December 31, 2016		Year Ended June 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	553,985	$6,398,406	1,554,220	$18,100,583
Shares reinvested	93,068	1,074,009	194,475	2,276,847
Shares redeemed	(1,045,506)	(12,035,914)	(1,450,426)	(16,901,544)
Net increase/(decrease)	(398,453)	$(4,563,499)	298,269	$3,475,886

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2016		Year Ended June 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	62,050	$664,040	132,588	$1,440,238
Shares reinvested	6,578	70,840	12,623	136,957
Shares redeemed	(59,209)	(633,004)	(134,818)	(1,467,406)
Net increase	9,419	$101,876	10,393	$109,789

INTERMEDIATE GOVERNMENT BOND SERIES	Six Months Ended December 31, 2016		Year Ended June 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	44,387	$462,010	84,097	$878,394
Shares reinvested	15,606	163,750	33,468	350,358
Shares redeemed	(128,800)	(1,349,287)	(302,898)	(3,176,035)
Net decrease	(68,807)	$(723,527)	(185,333)	$(1,947,283)

TAXABLE MUNICIPAL BOND SERIES	Six Months Ended December 31, 2016		Year Ended June 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	155,205	$1,668,055	346,871	$3,701,866
Shares reinvested	22,777	244,128	32,945	352,944
Shares redeemed	(240,563)	(2,579,493)	(343,782)	(3,674,593)
Net increase/(decrease)	(62,581)	$(667,310)	36,034	$380,217

5.	Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

6.	Federal Income Taxes

At June 30, 2016, the Funds’ capital loss carry-forwards expire as follows:

	Short-Term Expiring			No Expiration
	2017	2018	2019	Short-term	Long-term	Total
Alabama Tax Free Income Series	$—	$—	$—	$36,314	$—	$36,314
Kentucky Tax-Free Short-to-Medium Series	223,976	—	—	—	—	223,976
North Carolina Tax-Free Income Series	—	—	—	564,541	—	564,541
North Carolina Tax-Free Short-to-Medium Series	—	—	—	—	1,580	1,580
Tennessee Tax-Free Income Series	—	371,142	—	214,659	—	585,801
Tennessee Tax-Free Short-to-Medium Series	—	—	—	—	227,704	227,704
Intermediate Government Bond Series	—	—	—	120,261	70,623	190,884

During the year ended June 30, 2016, the following Funds utilized capital loss carry-forwards as follows:

Amount
Alabama Tax-Free Income Series	$7,105
Kentucky Tax-Free Short-to-Medium Series	59,718
North Carolina Tax-Free Income Series	2,054
Tennessee Tax-Free Income Series	54,354
Tennessee Tax-Free Short-to-Medium Series	6,408
Intermediate Government Bond Series	69,993
Taxable Municipal Bond Series	14,681

During the year ended June 30, 2016, the following Funds had capital losses expire:

Amount
Kentucky Tax-Free Short-to-Medium Series	$168,214
Tennessee Tax-Free Short-to-Medium Series	23,418

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The following Fund incurred and will elect to defer net capital losses during the fiscal year 2016 as follows:

Post October Losses
Kentucky Tax-Free Short-to-Medium Series	$(2,369)

During the year ended June 30, 2016, as a result of permanent book to tax differences, the Funds’ incurred differences that affected undistributed (accumulated) net investment income (loss), accumulated net realized gain (loss) on investments and aggregate paid in capital by the amounts in the table below. The differences are due to expiration of capital loss carryforwards. Net assets were not affected by these reclassifications.

	Accumulated Net Realized Gain/Loss	Paid in Capital
Kentucky Tax-Free Short-to-Medium Series	$168,214	$(168,214)
Tennessee Tax-Free Short-to-Medium Series	23,418	(23,418)

The tax character of distributions paid for the years ended June 30, 2016 and 2015 were as follows:

	2016			2015
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$839,350	$—	$—	$825,972	$—	$—
Kentucky Tax-Free Income Series	31,348,902	—	258,021	32,463,029	—	402,816
Kentucky Tax-Free Short-to-Medium Series	1,645,818	—	—	1,726,545	—	—
Mississippi Tax-Free Income Series	331,306	—	2,937	337,157	—	—

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

6.	Federal Income Taxes, continued

	2016			2015
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
North Carolina Tax-Free Income Series	$3,858,780	$—	$—	$3,362,896	$—	$—
North Carolina Tax-Free Short-to-Medium Series	372,463	—	—	427,514	—	—
Tennessee Tax-Free Income Series	3,322,990	—	—	3,376,320	—	—
Tennessee Tax-Free Short-to-Medium Series	166,771	—	—	178,683	—	—
Intermediate Government Bond Series	—	445,511	—	—	535,178	—
Taxable Municipal Bond Series	—	545,161	—	—	603,910	—

At June 30, 2016, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Net Long-Term Capital Gain	Net Unrealized Appreciation on Investments
Alabama Tax-Free Income	$—	$106,544	$—	$2,029,504
Kentucky Tax-Free Income	—	3,225,289	174,329	78,083,513
Kentucky Tax-Free Short-to-Medium	—	63,402	—	3,210,368
Mississippi Tax-Free Income	—	52,695	4,364	933,169
North Carolina Tax-Free Income	—	320,904	—	10,032,443
North Carolina Tax-Free Short-to-Medium	—	5,984	—	729,145
Tennessee Tax-Free Income	—	251,984	—	8,491,573
Tennessee Tax-Free Short-to-Medium	—	2,578	—	394,342
Intermediate Government Bond	7,449	—	—	1,591,527
Taxable Municipal Bond Series	12,944	—	39,266	1,595,716

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings
Alabama Tax-Free Income	$(36,317)	$(106,544)	$1,993,187
Kentucky Tax-Free Income		(3,225,289)	78,257,842
Kentucky Tax-Free Short-to-Medium	(226,346)	(63,402)	2,984,022
Mississippi Tax-Free Income	—	(52,759)	937,469
North Carolina Tax-Free Income	(564,541)	(320,904)	9,467,901
North Carolina Tax-Free Short-to-Medium	(1,580)	(5,984)	727,565
Tennessee Tax-Free Income	(585,801)	(251,984)	7,905,772
Tennessee Tax-Free Short-to-Medium	(227,704)	(2,578)	166,638
Intermediate Government Bond	(190,884)	(7,449)	1,400,643
Taxable Municipal Bond Series	—	(12,944)	1,634,982

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any. However, based on experience, the Funds believe the risk of loss is remote.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on a committed line of credit. The principal amounts borrowed are due on demand. The agreement expires on August 31, 2017, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

At December 31, 2016, the Funds had an aggregate unused line of credit amount of $25,000,000. During the six months ended December 31, 2016, the average interest rate on borrowings was 3.27% and the daily weighted average borrowings for each Fund with borrowings were as follows:

Weighted Average Borrowings
Alabama Tax-Free Income Series	$5,359
Kentucky Tax Free Income Series	105,533
Kentucky Tax-Free Short-to-Medium Series	40,141
Mississippi Tax-Free Income Series	6,777
North Carolina Tax-Free Income Series	25,842
North Carolina Tax-Free Short-to-Medium Series	12,929
Tennessee Tax-Free Income Series	4,717
Intermediate Government Bond Series	5,082

The Tennessee Tax-Free Short-to-Medium Series did not draw on the line of credit during the six months ended December 31, 2016.

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the year, these credits reduced each of the Fund’s expenses by the amount shown on the Statement of Operations as “Custodian expense reduction.”

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2016

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held in Publicly Traded Companies
Officers:
Thomas P. Dupree Sr. 125 South Mill Street Lexington, KY 40507 Age: 86	President	Annual Term; 37 years of service	Chairman of the Board of Dupree & Company, Inc.	N/A	N/A
Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 65	Compliance Officer	Annual Term; 12 years of service	Attorney at Law, Darsie & Elste. Anstruther Farm, beef cattle farming	N/A	N/A
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 54	Executive Vice President	Annual Term; 11 years of service	President, Dupree & Company, Inc.	N/A	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 55	Vice President, Secretary, Treasurer	Annual Term; 18 years of service as Vice President, 16 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A
Vincent H. Harrison 125 South Mill Street Lexington, KY 40507 Age: 45	Assistant Secretary, Assistant Treasurer	Annual Term; 1 year of service	Vice President Dupree & Company, Inc.	N/A	N/A
Trustees:
William A. Combs, Jr. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 76	Chairman, Trustee	Annual Term; 15 years of service as Chairman; 27 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio (until 2016)	10	N/A
James C. Baughman, Jr. 1999 Richmond Road Suite 2A Lexington, KY 40502 Age: 54	Trustee	Annual Term 9 Years of Service	President, CJN Advisors, LLC (2013 – present; business consulting); President, Blue Horse Entries, LLC (2014 to present; online business support services for equestrian events); Chief Executive Officer, Secretary, Treasurer, Director Office Suites Plus, Inc. (1998-2013; executive office space rental)	10	Advisory Board, Community Trust Bank
C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 72	Trustee Chair, Nominating Committee	Annual Term; 14 years of service	Of Counsel, Gess, Mattingly & Atchison, P.S.C. (law firm)	10	N/A
Ann Rosenstein Giles 343 Waller Avenue Suite 100 Lexington, KY 40504 Age: 65	Trustee Chair, Valuation Committee	Annual Term; 5 years of service	AJ Marketing Partners (self-employed marketing consultant)	10	N/A
Marc A. Mathews 2104 Lakeside Drive Lexington, KY 40502 Age: 58	Trustee Chair, Audit Committee	Annual Term; 5 years of service	Vice President for Finance and Business, Transylvania University	10	Director, Bank of the Bluegrass

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2016

Trustee and officer information, continued

As of December 31, 2016, none of the Trustees or members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the six months ending December 31, 2016, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling (800) 866-0614. Information on the operation of the S.E.C.’s Public Reference Room may be obtained by calling 1-800-SEC-0300.

Board of Trustees Approval of Investment Advisory Agreements

Dupree Mutual Fund’s Board of Trustees is responsible for overseeing the Trust’s corporate policies and adhering to fiduciary standards under the Investment Company Act of 1940 (“1940 Act). At a separate meeting of the Board of Trustees held on August 27, 2014 to consider net investment advisory agreements for each Series of the Trust, the Trustees considered the matter and voted unanimously to approve new investment advisory agreements for each Series and to place the proposal before the shareholders of each Series. Voting separately by Series at the Annual Shareholders meeting October 26, 2014, the shareholders for each Series of the Trust approved new two year investment advisory agreements for each Series.

At a separate meeting of the Board of Trustees held on August 29, 2016 the Trustees considered renewal of investment advisory agreements for each Series of the Trust. The Trustees considered the matter and voted unanimously to approve renewal of the investment advisory agreement for each Series for an additional year commencing November 1, 2016 and continuing in effect until October 31, 2017.

In preparation for the August 29, 2016 meeting, the Trustees requested and reviewed materials provided by Dupree & Company, Inc. These materials included the following: Dupree & Company, Inc. audited financial statements for the twelve month period ended December 31, 2015; unaudited financial statements for the six month period ended June 30, 2016; Dupree & Company’s, Inc. pre-tax profits from furnishing investment advisory services to each Series from November 1, 2014 through July 31, 2016; and each Series’ performance and portfolio characteristics since Dupree became the investment adviser pursuant to the current agreements. The Board also requested and reviewed reports prepared using data from Morningstar® and Lipper, independent sources of investment company data, relating to each Series’ performance and expenses as compared to the performance and expenses of its peer group.

In considering whether to approve new investment advisory agreements for each of the tax-free municipal bond Series, the Intermediate Government Bond Series, and the Taxable Municipal Bond Series, the Trustees reviewed the following factors with respect to each Series: (1) the nature, extent and quality of services provided by Dupree & Co. to each Series; (2) the investment performance of each Series; (3) the costs of the services provided to each Series and the profits realized or to be realized by Dupree & Co. from its relationship with the Trust; (4) the extent to which economies of scale have been realized as each Series grows; (5) whether the level of fees reflects those economies of scale for the benefit of investors in the Series; (6) comparisons of services and fees with contracts entered into by Dupree & Co. with other clients; and (7) other benefits derived or anticipated to be derived by Dupree & Co. from its relationship as investment adviser to the Trust.

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Nature, Extent and Quality of Services

Pursuant to each agreement, Dupree & Company (hereinafter “Dupree”) provides investment supervisory services, office space and facilities and corporate administration. Pursuant to the terms of the Advisory Agreements, Dupree provides: (i) office space, telephone, office equipment and supplies for the Trust necessary or appropriate for the effective administration of the Trust; (ii) provides trading desk facilities for the Trust; (iii) obtains and evaluates information relating to the economy, industries, businesses, municipal issuers, securities markets and securities necessary to manage the Trust’s investment portfolios; (iv) formulates a continuing program for the management of the assets and resources of the Trust in a manner consistent with the investment objectives of the Trust; (v) determines the securities to be purchased and sold for the Trust and determines the portions of assets to be held in cash or cash equivalents by the Trust; (vi) authorizes expenditures and approves bills for payment on behalf of the Trust; (vii) supervises and prepares routine correspondence and other communications with shareholders of the Trust; (viii) monitors and coordinates, where appropriate, relationships with organizations serving the Trust, including the custodian, independent accountant, printers, pricing services, and other third-party service providers; (ix) supervises the Trust’s compliance with the recordkeeping requirements under the federal securities laws, including the 1940 Investment Company Act and the 1940 Investment Advisers Act and the rules and regulations thereunder; (x) maintains the Trust’s corporate existence; and (xi) maintains a review and certification program and internal controls and procedures in accordance with the relevant provisions of the Sarbanes Oxley Act of 2002 as applicable to investment companies.

In addition, Dupree & Company provides administrative and fund accounting services for each Series of the Trust. These services include, but are not limited to, the following: provides fund accounting services, including preparing and supervising publication of daily net asset value quotations and other financial data; (b) supervises and prepares periodic reports to shareholders of the Trust; (c) maintains books and records for the Trust; (d) prepares and files tax reports for shareholders of the Trust, including the Trust’s income tax returns, and monitoring the Trust’s compliance with subchapter M of the Internal Revenue Code and all other tax laws and regulations; (e) prepares and files regulatory reports, including without limitation, Forms N-SAR, N-CSR, N-PX, N-Q, and proxy statements; (f) arranges for the filing of such registration statements and other documents with the U.S. Securities & Exchange Commission and other federal or state regulatory authorities as may be required to register or otherwise qualify the shares of the Trust for sale and maintains any such registrations or qualifications; and (g) provides executive, clerical, secretarial and other personnel needed to carry out the above responsibilities.

Performance

The Trustees considered the performance of each Series during historical and recent periods and compared to (i) standardized industry performance data, (ii) the performance of comparable mutual funds and (iii) the performance of recognized indices.

The Trustees considered the comparative performance and expense data for each Series as of July 31, 2016 as prepared by Morningstar®, Inc., an independent source of investment company data, annualized for 1, 3, 5 and 10 years as compared with other single state municipal bond funds, government bond funds, and taxable municipal bond funds. Morningstar®, Inc. comparative performance and expense data was considered for 1, 3 and 5 year periods and since inception for the Taxable Municipal Bond Series since it has been in existence only since November 1, 2010.

The Morningstar®, Inc. performance and expense data compared nine of the Trust Series to the Barclays Municipal TR Standard Index. The Intermediate Government Bond Series comparable index utilized was the Barclays US Agg Bond TR Standard Index.

The Morningstar®, Inc. comparable Category Index for the five Tax Free Income Series was the Barclays Municipal 10 Year, 8-12 TR Index. The comparable Category Index for the Short to Medium Series was the Barclays Municipal 3 Year, 2-4 TR Index. The comparable Category Index for the Intermediate Government Bond Series was the Barclays US Government TR Index and the comparable Category Index for the Taxable Municipal Bond Series was the Barclays Municipal 20 Year, 17-22 TR Index.

The Trustees also considered “Lipper Leaders” comparative performance and expense data for each Series as prepared by Lipper®, an independent source of investment company data. The Lipper® data of July 14, 2016 included Fund performance relative to peers. The five Tax Free Income Series were compared with “Other States Municipal Debt Funds.” The three Short to Medium Series were compared with “Other States Short-Intermediate Municipal Debt Funds.” The Intermediate Government Bond Series was compared

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with “Intermediate U.S. Government Funds.” The Taxable Municipal Bond Series was compared with “General Bond Funds.” The “Lipper Leaders” report contained a Highest to Lowest rating system for Total Return, Consistent Return, Preservation, Tax Efficiency and Expense.

The Trustees reviewed the Morningstar®, Inc. Net and Gross Expense Ratios and Rankings and the Management Fees

The Trustees reviewed the several Morningstar®, Inc. reports based providing Total Return information for the 1, 3, 5 and 10 year periods (where applicable) for “peer group” funds with the Morningstar®, Inc. “star” ratings.

Cost and Profitability

The Trustees reviewed the Dupree & Company, Inc. audited financial statement for the years ended December 31, 2015 and 2014 and the unaudited financial statement for the six month period ended June 30, 2016. In addition the Trustees reviewed the several methods of description concerning the profitability of Dupree & Company in its capacity as Investment Adviser for each of the ten (10) Series, which description covered a review period of November 1, 2014 through July 31, 2016, being the first 21 months of the existing 2 year investment advisory agreements. The Trustees were advised that the presentation of profitability by Series was a new request for the Investment Adviser. The revenue-based methodology, which is the traditional methodology of the Adviser, allocated expenses based on the relative percentage of total advisory revenues generated by each separate Series (Tab G). The time and efforts approach to quantify profitability compelled several assumptions and subjective estimations because the Investment Adviser does not maintain its books and records on a Series by Series basis. In the time and efforts approach to quantify Dupree’s profitability, the Dupree revenues and costs and profits from furnishing services to each Series were allocated based on identifiable cost for each Series, and where costs were not Series specific, said costs were allocated according to the relative Net Assets Under Management of each Series.

The Trustees considered the Investment Advisory fees paid to Dupree, expressed in dollar terms and as a percentage of total advisory fee revenue. The Trustees considered and reviewed information concerning the costs incurred and profits derived by Dupree & Co. for services rendered in its capacity as Investment Adviser to each Series.

Fees Charged by Other Advisers

The Trustees considered information regarding fees paid to other advisers for managing similar investment portfolios. The Trustees considered the expense ratios set forth in the 2016 Investment Company Fact Book and information provided through the Mutual Fund Directors Forum that addressed advisor profitability benchmarks. The Trustees discussed the advisory fees paid and to be paid in the future to Dupree for its advisory services to the several Series. In considering the advisory fees paid to Dupree, the fees were considered to be reasonable in relation to the reported maximum fees charged by comparable funds as set for the in the Morningstar®, Inc. report. The Trustees considered that the proposed advisory fees to be paid to Dupree for its services to each Series are comparable to the advisory fees charged to other similar portfolios.

Economies of Scale

The Trustees considered the question of economies of scale which might inure to the benefit of shareholders. The Dupree booklet pointed to the advisory fee structure for the municipal bond Series that incorporates breakpoints as the net assets of each such Series increase in size. More specifically, as the net assets of a given municipal bond Series of the Trust increase in size, the management fee earned by Dupree decreases as a percentage of net assets. The advisory fee structure starts out as 0.50 of 1% for the first $100 million under management and progressively declines to a low of 0.25 of 1% once the net assets of a Series exceed $1 billion.

Fee Comparison with Other Clients

The only client served by Dupree is the Trust, so there are no applicable fee comparisons.

Other Benefits

In information provided by Dupree it stated that it derives no indirect benefits or other income attributable to management of the Trust, including, but limited to: 12b-1 fees, brokerage commissions, research or soft dollar arrangements. The sole benefit that

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accrues to Dupree is an increase in total fees received as each Series increases in net asset size. The benefit to the shareholders (except for shareholders of the Intermediate Government Bond Series) is that Dupree’s fees decrease on a percentage basis as total net assets under management increase.

Series-by-Series Factors

Alabama Tax-Free Income Series

•	For the year ended June 30, 2016, the Investment Adviser processed 13 portfolio purchase transactions and 12 portfolio sale transactions.

•

As of July 31, 2016, the ten year growth of $10,000 invested in the Series was $16,958 as compared to $16,377 for the Barclays Municipal TR USD. The Barclays Index reflects no deduction for fees or expenses.

•	As of July 31, 2016, the Series received an overall Morningstar® rating of five stars.

•	As of June 30, 2015, the Series expense ratio was 0.71%. The average expense ratio calculated by Morningstar® for Barclays Municipal TR USD in 2015 was .92%.

Kentucky Tax-Free Income Series

•	For the year ended June 30, 2016, the Investment Adviser processed 36 portfolio purchase transactions and 40 portfolio sale transactions.

•

As of July 31, 2016, the ten year growth of $10,000 invested in the Series was $15,726 as compared to $16,377 for the Barclays Municipal TR USD. The Barclays Index reflects no deduction for fees or expenses.

•	As of July 31, 2016, the Series received an overall Morningstar® rating of four stars.

•	As of June 30, 2015, the Series expense ratio was 0.55%. The average expense ratio calculated by Morningstar® for Barclays Municipal TR USD in 2015 was .92%.

Kentucky Tax-Free Short-to-Medium Series

•	For the year ended June 30, 2016, the Investment Adviser processed 28 portfolio purchase transactions and 35 portfolio sale transactions.

•

As of July 31, 2016, the ten year growth of $10,000 invested in the Series was $13,603 as compared to $16,377 for the Barclays Municipal TR USD. The Barclays Index reflects no deduction for fees or expenses.

•	As of July 31, 2016, the Series received an overall Morningstar® rating of three stars.

•	As of June 30, 2015, the Series expense ratio was 0.73%. The average expense ratio calculated by Morningstar® for Barclays Municipal TR USD in 2015 was .85%.

Mississippi Tax-Free Income Series

•	For the year ended June 30, 2016 the Investment Adviser processed 5 portfolio purchase transactions and 5 portfolio sale transactions.

•

As of July 31, 2016, the ten year growth of $10,000 invested in the Series was $15,958 as compared to $16,377 for the Barclays Municipal TR USD. The Barclays Index reflects no deduction for fees and expenses.

•	As of July 31, 2016, the Series received an overall Morningstar® rating of five stars.

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•	As of June 30, 2015, the Series expense ratio was 0.69% (after waiver of fees). The average expense ratio calculated by Morningstar® for Barclays Municipal TR USD in 2015 was .92%.

North Carolina Tax-Free Income Series

•	For the year ended June 30, 2016, the Investment Adviser processed 42 portfolio purchase transactions and 11 portfolio sale transactions.

•

As of July 31, 2016, the ten year growth of $10,000 invested in the Series was $15,703 as compared to $16,377 for the Barclays Municipal TR USD. The Barclays Index reflects no deduction for fees and expenses.

•	As of July 31, 2016, the Series received an overall Morningstar® rating of four stars.

•	As of June 30, 2015, the Series expense ratio was 0.71%. The average expense ratio calculated by Morningstar® for Barclays Municipal TR USD in 2015 was .92%.

North Carolina Tax-Free Short-to-Medium Series

•	For the year ended June 30, 2016, the Investment Adviser processed 23 portfolio purchase transactions and 32 portfolio sale transactions.

•

As of July 31, 2016, the ten year growth of $10,000 invested in the Series was $13,503 as compared to $16,377 for the Barclays Municipal TR USD. The Barclays Index reflects no deduction for fees and expenses.

•	As of July 31, 2016, the Series received an overall Morningstar® rating of three stars.

•	As of June 30, 2015, the Series expense ratio was 0.83%. The average expense ratio calculated by Morningstar® for Barclays Municipal TR USD in 2015 was .85%.

Tennessee Tax-Free Income Series

•	For the year ended June 30, 2016, the Investment Adviser processed 21 portfolio purchase transactions and 59 portfolio sale transactions.

•

As of July 31, 2016, the ten year growth of $10,000 invested in the Series was $15,365 as compared to $16,377 for the Barclays Municipal TR USD. The Barclays Index reflects no deduction for fees and expenses.

•	As of July 31, 2016, the Series received an overall Morningstar® rating of four stars.

•	As of June 30, 2015, the Series expense ratio was 0.70%. The average expense ratio calculated by Morningstar® for Barclays Municipal TR USD in 2015 was .92%.

Tennessee Tax-Free Short-to-Medium Series

•	For the year ended June 30, 2016, the Investment Adviser processed 4 portfolio purchase transactions and 17 portfolio sale transactions.

•

As of July 31, 2016, the ten year growth of $10,000 invested in the Series was $13,295 as compared to $16,377 for the Barclays Municipal TR USD. The Barclays Index reflects no deduction for fees and expenses.

•	As of July 31, 2016, the Series received an overall Morningstar® rating of three stars.

•	As of June 30, 2015, the Series expense ratio was 0.85%. The average expense ratio calculated by Morningstar® for Barclays Municipal TR USD in 2015 was .85%.

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Intermediate Government Bond Series

•	For the year ended June 30, 2016, the Investment Adviser processed 0 portfolio purchase transactions and 3 portfolio sale transactions.

•

As of July 31, 2016, the ten year growth of $10,000 invested in the Series was $15,884 as compared to $16,417 for the Barclays U.S Aggregate Bond TR USD. The Barclays Index reflects no deduction for fees and expenses.

•	As of July 31, 2016, the Series received an overall Morningstar® rating of four stars.

•	As of June 30, 2015, the Series expense ratio was 0.51%. The average expense ratio calculated by Morningstar® for Barclays US Aggregate Bond TR USD in 2015 was .92%

Taxable Municipal Bond Series

•	For the year ended June 30, 2016, the Investment Adviser processed 8 portfolio purchase transactions and 6 portfolio sale transactions.

•

As of July 31, 2016, the growth of $10,000 invested in the Series from November 1, 2010 through July 17, 2016 was $14,550 as compared to $12,988 for the Barclays Taxable Municipal TR USD. The Barclays Index reflects no deduction for fees and expenses.

•	As of July 31, 2016, the Series had an overall Morningstar® rating of five stars.

•	As of June 30, 2015, the Series expense ratio was 0.83%. The average expense ratio calculated by Morningstar® for Barclays Municipal TR USD in 2015 was .89%

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Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized December 31, 2016	Beginning Account Value July 1, 2016*	Ending Account Value December 31, 2016**	Expenses Paid During the Six Months Ended December 31, 2016
Alabama Tax-Free Income Series
Actual	.71%	$1,000.00	$984.42	$3.53
Hypothetical	.71	1,000.00	1,025.21	3.60
Kentucky Tax-Free Income Series
Actual	.55	1,000.00	983.82	2.77
Hypothetical	.55	1,000.00	1,025.21	2.83
Kentucky Tax-Free Short-to-Medium Series
Actual	.72	1,000.00	986.19	3.61
Hypothetical	.72	1,000.00	1,025.21	3.68
Mississippi Tax-Free Income Series
Actual	.70	1,000.00	984.12	3.49
Hypothetical	.70	1,000.00	1,025.21	3.56
North Carolina Tax-Free Income Series
Actual	.69	1,000.00	980.09	3.43
Hypothetical	.69	1,000.00	1,025.21	3.51
North Carolina Tax-Free Short-to-Medium Series
Actual	.76	1,000.00	987.15	3.81
Hypothetical	.76	1,000.00	1,025.21	3.88
Tennessee Tax-Free Income Series
Actual	.70	1,000.00	983.52	3.52
Hypothetical	.70	1,000.00	1,025.21	3.58
Tennessee Tax-Free Short-to-Medium Series
Actual	.79	1,000.00	989.06	3.98
Hypothetical	.79	1,000.00	1,025.21	4.05

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	Net Expense Ratio Annualized December 31, 2016	Beginning Account Value July 1, 2016*	Ending Account Value December 31, 2016**	Expenses Paid During the Six Months Ended December 31, 2016
Intermediate Government Bond Series
Actual	.57%	$1,000.00	$983.82	$2.85
Hypothetical	.57	1,000.00	1,025.21	2.91
Taxable Municipal Bond Series
Actual	.78	1,000.00	990.32	3.96
Hypothetical	.78	1,000.00	1,025.21	3.98

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [184/365] (to reflect one-half year period).

Shareholder Meeting

A meeting of Shareholders was held on October 26, 2016. The purpose of the meeting was (i) to elect James C. Baughman, Jr., William Combs, Jr., C. Timothy Cone, Marc A. Mathews, and Ann Rosenstein Giles as Trustees and (ii) to ratify the selection of Ernst & Young LLP as the Trust’s independent auditors for the fiscal year ending June 30, 2017. The results of all matters voted on by shareholders at the Shareholder Meeting held October 26, 2016 were as follows:

A.	Election of Trustees:

	FOR	WITHHELD	TOTAL
James C. Baughman	109,988,749.832	1,402,193.736	111,390,943.568
William A. Combs	109,346,212.120	1,402,193.736	110,748,405.856
C. Timothy Cone	110,095,787.566	1,402,193.736	111,497,981.302
Ann Rosenstein Giles	108,791,409.254	1,402,193.736	110,193,602.990
Marc A. Mathews	99,221,032.059	1,402,193.736	100,623,225.795

Cumulative voting rights were exercised in the election of Trustees. The total proxy votes are distributed among those individuals selected.

B.	Ratification of Ernst & Young LLP as independent accountants for the fiscal year 2017:

	FOR	AGAINST	ABSTAIN	TOTAL
Ernst & Young LLP	107,146,071.638	303,373.168	1,443,387.099	108,892,831.905

C.	Other business:

	FOR	AGAINST	ABSTAIN	TOTAL
Other business	79,081,250.160	15,562,670.054	2,987,991.906	108,892,831.905

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Not applicable.

Item 3. Audit Committee Financial Expert: Not applicable.

Item 4. Not applicable.

Item 5. Not applicable.

Item 6.

(a) Included as part of item 1.

(b) Not applicable.

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)

(1) Not applicable

(2) Certifications

(3) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo,
Vice President, Secretary, Treasurer

Date: February 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Allen E . Grimes, III
Allen E. Grimes, III

Date: February 16, 2017

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo,
Vice President, Secretary, Treasurer

Date: February 16, 2017